UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
International Equity Fund
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2022
Parametric
International Equity Fund

Parametric
International Equity Fund
July 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	(11.62)%	(15.30)%	2.69%	5.87%
Class A with 5.25% Maximum Sales Charge	—	—	(16.27)	(19.77)	1.58	5.30
Class I at NAV	04/01/2010	04/01/2010	(11.55)	(15.07)	2.95	6.14
Class R at NAV	08/10/2015	04/01/2010	(11.73)	(15.45)	2.45	5.69
Class R6 at NAV	08/10/2015	04/01/2010	(11.50)	(15.03)	2.97	6.16

MSCI EAFE Index	—	—	(11.27)%	(14.32)%	2.61%	5.79%
% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R	Class R6
Gross	0.79%	0.54%	1.04%	0.51%
Net	0.75	0.50	1.00	0.47
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
International Equity Fund
July 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)*
Nestle S.A.	1.3%
Cie Financiere Richemont S.A.	1.1
TotalEnergies SE	1.0
CSL, Ltd.	1.0
Air Liquide S.A.	0.9
Sanofi	0.9
Deutsche Telekom AG	0.8
AstraZeneca PLC	0.7
ASML Holding NV	0.6
SAP SE	0.6
Total	8.9%

*	Excludes cash and cash equivalents.

3

Parametric
International Equity Fund
July 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
4

Parametric
International Equity Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 883.80	$3.50**	0.75%
Class I	$1,000.00	$ 884.50	$2.34**	0.50%
Class R	$1,000.00	$ 882.70	$4.67**	1.00%
Class R6	$1,000.00	$ 885.00	$2.20**	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.08	$3.76**	0.75%
Class I	$1,000.00	$1,022.32	$2.51**	0.50%
Class R	$1,000.00	$1,019.84	$5.01**	1.00%
Class R6	$1,000.00	$1,022.46	$2.36**	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Australia — 9.3%
Abacus Property Group	53,600	$ 110,723
AGL Energy, Ltd.	148,900	876,975
Altium, Ltd.	15,400	340,075
Alumina, Ltd.	168,000	182,487
Ampol, Ltd.	36,100	855,263
APA Group(1)	220,500	1,807,957
ARB Corp., Ltd.	10,500	246,561
ASX, Ltd.(1)	7,100	441,299
Atlassian Corp. PLC, Class A(2)	9,600	2,009,472
Aurizon Holdings, Ltd.	179,648	508,457
Austal, Ltd.	72,300	135,820
Australia and New Zealand Banking Group, Ltd.	23,500	379,790
Bank of Queensland, Ltd.	45,200	239,388
Bapcor, Ltd.	45,765	214,576
Beach Energy, Ltd.	428,666	552,430
Bendigo & Adelaide Bank, Ltd.	46,000	333,805
BHP Group, Ltd.(3)	65,244	1,785,425
BHP Group, Ltd.(3)	5,000	138,259
Brambles, Ltd.	113,965	917,270
Breville Group, Ltd.(1)	13,134	194,175
BWP Trust	79,954	240,930
carsales.com, Ltd.	39,900	581,671
Centuria Industrial REIT	91,244	203,578
Centuria Office REIT	67,500	88,447
Charter Hall Long Wale REIT	52,200	167,424
Charter Hall Retail REIT	75,300	222,890
Cleanaway Waste Management, Ltd.	123,300	237,536
Coles Group, Ltd.	145,600	1,917,601
Collins Foods, Ltd.	20,500	149,431
Commonwealth Bank of Australia	25,023	1,777,068
Cooper Energy, Ltd.(1)(2)	664,724	105,141
Cromwell Property Group	165,783	98,004
CSL, Ltd.	25,610	5,214,631
CSR, Ltd.	49,000	157,256
Dexus	66,800	448,896
Domino's Pizza Enterprises, Ltd.(1)	4,231	216,330
Evolution Mining, Ltd.	80,276	148,292
Fortescue Metals Group, Ltd.	21,869	281,423
Goodman Group	82,383	1,205,680
GPT Group (The)	93,066	299,412
GUD Holdings, Ltd.	15,500	95,895
GWA Group, Ltd.	67,200	98,008
Hansen Technologies, Ltd.(1)	66,850	267,916
Harvey Norman Holdings, Ltd.(1)	71,004	207,199
Security	Shares	Value
Australia (continued)
IDP Education, Ltd.(1)	15,800	$ 317,894
Infomedia, Ltd.(1)	61,241	68,434
Ingenia Communities Group	56,700	185,919
InvoCare, Ltd.(1)	17,400	134,983
IPH, Ltd.	40,216	248,264
IRESS, Ltd.	53,584	429,692
JB Hi-Fi, Ltd.(1)	7,099	210,204
Johns Lyng Group, Ltd.(1)	18,400	97,819
Karoon Energy, Ltd.(2)	257,876	340,740
Lendlease Corp., Ltd.	44,678	323,676
Lifestyle Communities, Ltd.	20,030	238,619
Link Administration Holdings, Ltd.	96,491	297,493
Lottery Corp., Ltd. (The)(1)(2)	131,400	416,814
Medibank Pvt., Ltd.	167,700	403,240
Metcash, Ltd.(1)	235,800	687,342
Mirvac Group	178,300	270,122
Monadelphous Group, Ltd.(1)	19,351	140,483
National Storage REIT	49,500	86,557
Newcrest Mining, Ltd.	23,300	313,997
NEXTDC, Ltd.(2)	46,000	382,929
Nine Entertainment Co. Holdings, Ltd.	187,800	273,994
Northern Star Resources, Ltd.	16,596	91,206
Orica, Ltd.	16,599	196,735
Orora, Ltd.	65,655	164,344
Premier Investments, Ltd.	11,500	171,047
Qube Holdings, Ltd.	200,231	389,476
REA Group, Ltd.(1)	12,200	1,076,337
Reece, Ltd.	19,700	212,766
Rio Tinto, Ltd.	6,100	422,636
Shopping Centres Australasia Property Group	118,852	248,041
Smartgroup Corp, Ltd.	19,240	93,217
Sonic Healthcare, Ltd.	6,400	154,122
Suncorp Group, Ltd.	46,300	365,645
Tabcorp Holdings, Ltd.	131,400	91,662
Technology One, Ltd.	50,588	419,742
Telstra Corp., Ltd.	832,773	2,275,976
TPG Telecom, Ltd.(1)	143,163	638,800
Transurban Group	190,641	1,948,673
Viva Energy Group, Ltd.(4)	238,523	448,082
Washington H. Soul Pattinson & Co., Ltd.(1)	21,300	385,629
Waypoint REIT, Ltd.	90,348	166,430
Wesfarmers, Ltd.	50,585	1,657,443
Westpac Banking Corp.	68,400	1,035,791
Whitehaven Coal, Ltd.	190,261	837,696
Woodside Energy Group, Ltd.(3)	84,289	1,903,286

6
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Australia (continued)
Woodside Energy Group, Ltd.(3)	903	$ 20,454
Woolworths Group, Ltd.	90,796	2,388,759
		$ 50,374,076
Austria — 1.0%
Agrana Beteiligungs AG	5,979	$ 99,149
ams-OSRAM AG(2)	37,200	307,069
ANDRITZ AG	12,066	564,566
AT&S Austria Technologie & Systemtechnik AG	3,400	169,878
BAWAG Group AG(4)	2,540	117,271
CA Immobilien Anlagen AG	22,201	724,638
Erste Group Bank AG	16,787	425,595
Kontron AG	9,400	140,064
Lenzing AG(1)	2,500	201,746
Mayr Melnhof Karton AG	459	73,338
Oesterreichische Post AG(1)	6,444	185,696
OMV AG	12,317	524,580
PIERER Mobility AG	3,700	242,449
Porr AG	3,440	42,735
Rhi Magnesita NV	4,792	132,103
Telekom Austria AG	70,800	438,699
UNIQA Insurance Group AG	14,300	97,971
Verbund AG	7,378	811,325
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	68,576
voestalpine AG	10,746	241,964
		$ 5,609,412
Belgium — 2.1%
Ackermans & van Haaren NV	6,410	$ 942,280
Ageas S.A./NV	9,300	405,901
AGFA-Gevaert NV(2)	34,606	125,209
Anheuser-Busch InBev S.A./NV	21,744	1,164,778
Care Property Invest NV(1)	4,146	102,642
Cofinimmo S.A.	1,791	201,557
Deceuninck NV	37,650	97,568
D'Ieteren Group	6,619	1,086,351
Econocom Group S.A./NV	65,622	223,248
Elia Group S.A./NV	7,950	1,206,903
Etablissements Franz Colruyt NV	1,550	42,856
Euronav NV	60,260	822,777
EVS Broadcast Equipment S.A.	8,119	183,753
Fagron	11,540	176,017
Gimv NV	1,766	95,345
Groupe Bruxelles Lambert S.A.	3,834	339,367
Intervest Offices & Warehouses NV	3,632	102,742
Melexis NV	7,198	617,609
Security	Shares	Value
Belgium (continued)
Montea NV	1,519	$ 153,613
Proximus SADP	65,274	904,501
Shurgard Self Storage S.A.	3,517	181,411
Sofina S.A.	1,080	252,924
Solvay S.A.	4,500	395,248
UCB S.A.	7,912	618,234
Umicore S.A.	22,700	822,248
VGP NV	731	128,390
Xior Student Housing NV	2,621	114,651
		$ 11,508,123
Denmark — 2.3%
Alm Brand A/S	16,800	$ 25,282
AP Moller - Maersk A/S, Class A	100	267,898
AP Moller - Maersk A/S, Class B	100	273,033
Bakkafrost P/F	6,022	419,828
Carlsberg A/S, Class B	7,339	949,240
Chr. Hansen Holding A/S	9,839	643,990
Coloplast A/S, Class B	1,700	198,966
Dfds A/S	4,300	154,106
Drilling Co. of 1972 A/S (The)(2)	4,300	204,069
DSV A/S	4,800	808,804
Jyske Bank A/S(2)	6,766	354,109
Matas A/S	10,900	116,947
Netcompany Group A/S(2)(4)	2,500	140,193
Novo Nordisk A/S, Class B	17,778	2,070,671
Novozymes A/S, Class B	17,900	1,143,457
Orsted A/S(4)	14,873	1,731,465
Pandora A/S	11,610	862,527
Ringkjoebing Landbobank A/S	3,060	343,616
Scandinavian Tobacco Group A/S(4)	13,300	254,725
SimCorp A/S	7,565	564,639
Spar Nord Bank A/S	15,000	171,870
Sydbank A/S	6,400	196,538
Topdanmark A/S	4,627	225,587
Tryg A/S	20,915	476,890
		$ 12,598,450
Finland — 2.3%
Elisa Oyj	23,197	$ 1,282,912
Fortum Oyj	49,106	551,180
Kemira Oyj	22,400	284,417
Kesko Oyj, Class B	42,956	1,062,438
Kojamo Oyj	33,700	601,186
Kone Oyj, Class B	14,714	672,451
Metsa Board Oyj	21,700	193,451

7
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Neste Oyj	31,435	$ 1,616,428
Nokia Oyj	220,527	1,148,632
Nokian Renkaat Oyj	13,200	156,127
Nordea Bank Abp	117,429	1,157,846
Orion Oyj, Class B	36,813	1,757,360
TietoEVRY Oyj	4,494	122,236
Tokmanni Group Corp.	46,810	615,750
UPM-Kymmene Oyj	21,860	692,738
Valmet Oyj	8,331	231,830
YIT Oyj	23,700	80,619
		$ 12,227,601
France — 8.9%
Aeroports de Paris(2)	2,445	$ 337,830
Air Liquide S.A.	33,863	4,655,566
Albioma S.A.	11,000	561,027
Alstom S.A.(1)	7,150	169,925
Altarea SCA	2,100	311,434
Amundi S.A.(4)	8,135	441,688
Atos SE(2)	8,580	105,779
AXA S.A.	69,600	1,603,759
BioMerieux	2,400	259,770
Bollore SE	70,500	355,945
Bouygues S.A.	7,300	220,677
Bureau Veritas S.A.	12,318	339,738
Carmila S.A.	25,100	397,276
Carrefour S.A.	18,800	320,390
Casino Guichard Perrachon S.A.(1)(2)	25,468	300,376
Cie Generale des Etablissements Michelin SCA	15,760	441,037
Credit Agricole S.A.	88,407	814,567
Danone S.A.	37,118	2,046,655
Dassault Aviation S.A.	2,000	286,045
Dassault Systemes SE	48,930	2,098,689
Edenred	16,250	834,121
Eiffage S.A.	3,370	316,237
Engie S.A.	176,500	2,183,718
Esker S.A.	1,000	150,211
EssilorLuxottica S.A.	5,934	930,346
Eurazeo SE	7,500	535,706
Euroapi S.A.(2)	2,029	34,229
Eutelsat Communications S.A.	30,600	232,858
Gaztransport & Technigaz S.A.	1,301	179,439
Gecina S.A.	7,134	731,453
Getlink SE	15,500	310,222
Hermes International	670	919,202
ICADE	8,000	400,533
Security	Shares	Value
France (continued)
IPSOS	3,200	$ 164,018
JCDecaux S.A.(2)	6,200	99,984
Klepierre S.A.	39,039	867,448
La Francaise des Jeux SAEM(4)	7,500	267,885
Legrand S.A.	6,562	537,222
LVMH Moet Hennessy Louis Vuitton SE	3,170	2,201,102
Mercialys S.A.	25,100	222,493
Metropole Television S.A.	17,662	232,652
Neoen S.A.(1)(4)	14,031	617,098
Nexity S.A.	12,400	304,726
Orange S.A.	138,000	1,410,144
Pernod Ricard S.A.	5,500	1,080,444
Quadient S.A.	11,000	214,166
Remy Cointreau S.A.	800	158,046
Rothschild & Co.	5,492	202,253
Rubis SCA	18,900	461,939
Sanofi	46,704	4,641,141
Schneider Electric SE	6,400	885,145
SCOR SE	20,167	354,889
SEB S.A.	1,980	166,697
SOITEC (2)	1,400	224,094
Solutions 30 SE(1)(2)	22,000	74,867
Sopra Steria Group SACA	1,900	316,599
Teleperformance	1,408	470,837
Thales S.A.	4,200	522,310
TotalEnergies SE	104,615	5,343,457
Ubisoft Entertainment S.A.(2)	7,800	332,080
Vinci S.A.	6,130	587,614
Vivendi SE	65,095	617,968
Voltalia S.A.(2)	12,800	271,428
Wendel SE	4,600	423,382
		$ 48,100,576
Germany — 8.3%
adidas AG	4,700	$ 813,060
AIXTRON SE	12,500	323,161
Allianz SE	10,180	1,848,750
Aurubis AG	2,000	144,394
Auto1 Group SE(2)(4)	9,800	84,529
BASF SE	45,081	2,009,043
Bayer AG	24,500	1,429,091
Bayerische Motoren Werke AG	10,260	838,379
Bayerische Motoren Werke AG, PFC Shares	3,109	236,051
Bechtle AG	6,000	277,523
Befesa S.A.(4)	1,424	65,960
Beiersdorf AG	17,496	1,804,270

8
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Brenntag SE	4,300	$ 302,054
Cancom SE	2,500	85,462
CompuGroup Medical SE & Co. KGaA	3,284	142,356
Covestro AG(4)	11,500	387,842
Cropenergies AG	5,200	76,633
Daimler Truck Holding AG(2)	9,600	262,320
Delivery Hero SE(2)(4)	8,967	432,625
Deutsche Bank AG	59,700	522,193
Deutsche Boerse AG	6,040	1,054,374
Deutsche Post AG	23,100	922,611
Deutsche Telekom AG	231,595	4,400,068
Deutsche Wohnen SE	25,930	641,152
E.ON SE	331,000	2,975,392
Evonik Industries AG	13,300	283,685
Evotec SE(2)	10,547	274,024
Fielmann AG	2,817	113,869
Freenet AG	5,700	134,216
Fresenius Medical Care AG & Co. KGaA	7,965	295,290
FUCHS PETROLUB SE	3,686	94,177
FUCHS PETROLUB SE, PFC Shares	6,200	185,771
Gea Group AG	5,400	201,569
Gerresheimer AG	4,000	240,262
Hamborner REIT AG	30,510	268,439
Hannover Rueck SE	2,400	340,433
HelloFresh SE(2)	22,200	613,602
Henkel AG & Co. KGaA, PFC Shares	30,430	1,943,969
Hugo Boss AG	3,420	202,096
Jenoptik AG	7,300	176,808
K+S AG	10,800	227,731
Knorr-Bremse AG	3,291	196,063
Merck KGaA	3,620	689,467
Muenchener Rueckversicherungs-Gesellschaft AG	3,169	718,431
Nemetschek SE	3,482	233,108
Puma SE	4,602	310,744
QIAGEN NV(2)	9,008	451,452
Rational AG	340	236,995
Rheinmetall AG	1,350	247,559
SAP SE	34,452	3,213,431
Sartorius AG, PFC Shares	1,269	567,623
Siemens AG	16,640	1,856,092
Siemens Healthineers AG(4)	12,008	615,333
Suedzucker AG	42,800	603,795
Symrise AG	8,600	1,003,496
TeamViewer AG(2)(4)	21,345	222,237
Telefonica Deutschland Holding AG	274,247	729,121
Uniper SE	61,000	407,565
Security	Shares	Value
Germany (continued)
United Internet AG	7,500	$ 197,559
Varta AG(1)	3,100	252,354
VERBIO Vereinigte BioEnergie AG	2,600	161,352
Vitesco Technologies Group AG(2)	6,740	366,582
Volkswagen AG	1,700	336,715
Volkswagen AG, PFC Shares	4,800	678,671
Vonovia SE	81,150	2,703,901
Zalando SE(2)(4)	8,600	242,117
		$ 44,916,997
Hong Kong — 4.3%
AIA Group, Ltd.	222,000	$ 2,230,355
Aidigong Maternal & Child Health, Ltd.(1)(2)	1,448,000	85,767
ASMPT, Ltd.	43,700	348,186
Bank of East Asia, Ltd. (The)	206,400	262,327
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	83,000	107,038
BOC Hong Kong Holdings, Ltd.	146,500	529,937
Budweiser Brewing Co. APAC, Ltd.(4)	566,100	1,567,494
Cafe de Coral Holdings, Ltd.	84,000	128,181
Cathay Pacific Airways, Ltd.(1)(2)	175,000	181,296
Champion REIT	349,000	153,925
China Evergrande New Energy Vehicle Group, Ltd.(2)(5)	834,500	170,091
China Ruyi Holdings, Ltd.(1)(2)	620,000	179,457
China Tobacco International HK Co., Ltd.(1)	93,000	134,366
China Traditional Chinese Medicine Holdings Co., Ltd.	446,000	189,335
Chow Sang Sang Holdings International, Ltd.	153,000	158,163
Chow Tai Fook Jewellery Group, Ltd.	220,200	435,502
CK Asset Holdings, Ltd.	70,500	499,121
CK Hutchison Holdings, Ltd.	146,500	971,775
CLP Holdings, Ltd.	142,500	1,208,339
C-Mer Eye Care Holdings, Ltd.(2)	180,000	91,722
Fortune REIT	129,000	110,158
Fosun International, Ltd.	362,000	285,207
Galaxy Entertainment Group, Ltd.	198,000	1,177,916
Global Cord Blood Corp.(2)	29,600	72,224
Hang Seng Bank, Ltd.	29,100	469,401
Henderson Land Development Co., Ltd.	71,867	250,179
HK Electric Investments & HK Electric Investments, Ltd.	507,500	458,992
HKT Trust and HKT, Ltd.	784,000	1,098,474
Hong Kong & China Gas Co., Ltd.	929,502	981,677
Hysan Development Co., Ltd.	63,000	193,132
Jardine Matheson Holdings, Ltd.	14,400	760,548
Kerry Logistics Network, Ltd.	116,500	233,854
Kerry Properties, Ltd.	56,500	135,890
Lifestyle International Holdings, Ltd.(2)	152,500	52,352
Link REIT	71,500	598,765

9
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Luk Fook Holdings International, Ltd.	83,000	$ 202,655
MGM China Holdings, Ltd.(1)(2)	166,400	89,334
Modern Dental Group, Ltd.	167,000	53,211
MTR Corp., Ltd.	72,000	381,276
New World Development Co., Ltd.	77,000	257,480
NWS Holdings, Ltd.	295,000	292,584
Pacific Basin Shipping, Ltd.	802,000	383,545
Pacific Textiles Holdings, Ltd.	244,000	97,027
PCCW, Ltd.	1,166,000	624,052
Power Assets Holdings, Ltd.	151,000	988,709
Sands China, Ltd.(2)	266,800	625,790
Shangri-La Asia, Ltd.(2)	200,000	163,128
Sino Land Co., Ltd.	210,000	312,026
SJM Holdings, Ltd.(1)(2)	358,000	146,060
Sun Hung Kai Properties, Ltd.	56,000	668,479
SUNeVision Holdings, Ltd.	399,000	260,952
Superb Summit International Group, Ltd.(1)(5)	230,000	0
Swire Properties, Ltd.	87,600	208,727
VSTECS Holdings, Ltd.	600,000	458,261
VTech Holdings, Ltd.	71,500	487,419
Yuexiu REIT	255,000	99,076
		$ 23,310,937
Ireland — 2.2%
Bank of Ireland Group PLC	350,665	$ 2,008,524
CRH PLC	48,602	1,865,060
DCC PLC	8,700	568,017
Fineos Corp. Holdings PLC CDI(2)	41,347	58,565
Flutter Entertainment PLC(2)	16,453	1,651,871
Glenveagh Properties PLC(2)(4)	77,242	85,732
ICON PLC(2)	8,500	2,050,625
Irish Continental Group PLC	69,445	277,987
Irish Residential Properties REIT PLC	311,874	432,620
Kerry Group PLC, Class A	19,618	2,070,702
Kingspan Group PLC	13,022	842,889
Uniphar PLC(2)	37,081	122,796
		$ 12,035,388
Israel — 2.3%
Airport City, Ltd.(2)	16,700	$ 322,854
Amot Investments, Ltd.	40,781	279,589
AudioCodes, Ltd.	3,200	77,760
Azrieli Group, Ltd.	3,567	285,920
Bank Hapoalim B.M.	30,857	287,587
Bank Leumi Le-Israel B.M.	49,731	483,565
Bezeq The Israeli Telecommunication Corp., Ltd.	751,612	1,286,868
Security	Shares	Value
Israel (continued)
Check Point Software Technologies, Ltd.(2)	2,600	$ 323,960
Compugen, Ltd.(1)(2)	65,000	104,650
CyberArk Software, Ltd.(2)	800	104,104
Danel Adir Yeoshua, Ltd.	1,100	139,513
Delta Galil Industries, Ltd.	2,040	99,683
Elbit Systems, Ltd.	2,106	485,924
Electra, Ltd.	365	218,745
Energix-Renewable Energies, Ltd.	109,890	445,406
First International Bank of Israel, Ltd. (The)	4,435	187,512
Fiverr International, Ltd.(1)(2)	3,600	115,488
Fox Wizel, Ltd.	1,500	190,717
Hilan, Ltd.	3,200	186,453
ICL Group, Ltd.	104,023	947,901
Inrom Construction Industries, Ltd.	40,400	195,493
Kenon Holdings, Ltd.	8,468	366,565
Maytronics, Ltd.	41,700	549,493
Mizrahi Tefahot Bank, Ltd.	5,560	206,699
Nano-X Imaging, Ltd.(1)(2)	7,700	92,708
Nice, Ltd.(2)	1,294	276,265
Oil Refineries, Ltd.	912,196	343,759
OPC Energy, Ltd.(2)	33,200	383,971
Paz Oil Co., Ltd.(2)	5,234	645,525
Radware, Ltd.(2)	1,700	39,321
Reit 1, Ltd.	43,316	251,000
Shapir Engineering and Industry, Ltd.	30,000	267,139
Shufersal, Ltd.	82,353	538,111
Strauss Group, Ltd.	13,500	358,713
Taro Pharmaceutical Industries, Ltd.(2)	2,100	74,949
Teva Pharmaceutical Industries, Ltd. ADR(2)	107,600	1,009,288
Tower Semiconductor, Ltd.(2)	4,400	209,739
Victory Supermarket Chain, Ltd.	10,200	153,059
		$ 12,535,996
Italy — 4.5%
Assicurazioni Generali SpA	32,700	$ 488,853
Atlantia SpA	48,424	1,119,109
Banco BPM SpA	78,600	203,580
Bio-On SpA(1)(2)(5)	12,900	0
BPER Banca SpA	32,400	44,975
Brunello Cucinelli SpA	6,234	362,313
Buzzi Unicem SpA(1)	7,400	135,295
Cementir Holding NV	48,418	314,690
Davide Campari-Milano NV	127,434	1,414,754
De'Longhi SpA	10,450	198,755
DiaSorin SpA	7,620	1,059,503
Digital Bros SpA	8,900	241,452

10
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Enav SpA(2)(4)	46,000	$ 201,116
Enel SpA	284,188	1,432,667
Eni SpA	259,731	3,122,117
Ferrari NV	6,600	1,401,591
Fila SpA	5,500	44,757
Fincantieri SpA(1)(2)	128,000	67,293
FinecoBank Banca Fineco SpA	24,111	299,651
GVS SpA(1)(4)	23,883	232,056
Hera SpA	46,677	134,116
Infrastrutture Wireless Italiane SpA(4)	104,600	1,099,176
Interpump Group SpA	11,400	487,211
Intesa Sanpaolo SpA	535,073	950,187
Iren SpA	42,400	79,904
Italgas SpA	24,300	139,015
Juventus Football Club SpA(1)(2)	1,259,900	464,192
MFE-MediaForEurope NV, Class B(1)(2)	257,715	165,853
Moncler SpA	7,800	391,005
Nexi SpA(2)(4)	11,200	101,719
Poste Italiane SpA(4)	16,700	140,285
Prada SpA	62,700	361,883
Prysmian SpA	24,700	785,383
RAI Way SpA(4)	74,400	370,289
Recordati Industria Chimica e Farmaceutica SpA	30,447	1,350,303
Reply SpA	4,480	589,776
Salvatore Ferragamo SpA	11,072	196,393
Saras SpA(2)	254,500	322,839
Snam SpA	48,800	244,855
STMicroelectronics NV	57,100	2,161,132
Technogym SpA(1)(4)	16,800	118,356
Terna - Rete Elettrica Nazionale	52,300	400,398
Tinexta SpA	5,327	132,653
Unipol Gruppo SpA	33,400	140,103
UnipolSai Assicurazioni SpA(1)	64,182	145,323
Webuild SpA(1)	166,800	257,424
		$ 24,114,300
Japan — 13.8%
Acom Co., Ltd.	41,900	$ 104,821
Advance Residence Investment Corp.(1)	88	242,475
Aeon Co., Ltd.	26,100	526,356
AGC, Inc.	4,800	174,975
Air Water, Inc.	12,300	165,594
Ajinomoto Co., Inc.	13,400	352,634
Alfresa Holdings Corp.	13,900	185,508
Asahi Intecc Co., Ltd.	8,800	162,800
Astellas Pharma, Inc.	45,900	718,858
Security	Shares	Value
Japan (continued)
Azbil Corp.	3,900	$ 117,402
Bandai Namco Holdings, Inc.	4,200	328,114
Bank of Kyoto, Ltd. (The)	4,500	191,454
Bridgestone Corp.	8,600	335,450
Brother Industries, Ltd.	7,500	140,486
Calbee, Inc.	7,600	163,095
Canon, Inc.	19,500	461,327
Capcom Co., Ltd.	13,200	366,927
Casio Computer Co., Ltd.	15,400	150,642
Central Japan Railway Co.	2,700	316,162
Chiba Bank, Ltd. (The)	41,300	229,085
Chubu Electric Power Co., Inc.	62,200	663,513
Chugai Pharmaceutical Co., Ltd.	17,600	494,433
Chugoku Electric Power Co., Inc. (The)	36,100	235,887
Concordia Financial Group, Ltd.	70,500	239,841
Cosmos Pharmaceutical Corp.	1,900	204,273
CyberAgent, Inc.	26,800	267,421
Dai Nippon Printing Co., Ltd.	5,700	125,784
Daicel Corp.	19,800	125,954
Daido Steel Co., Ltd.	4,700	140,278
Daifuku Co., Ltd.	2,700	172,170
Daiichi Sankyo Co., Ltd.	45,400	1,203,768
Daikin Industries, Ltd.	2,300	403,370
Daito Trust Construction Co., Ltd.	3,600	341,289
Daiwa House Industry Co., Ltd.	30,100	743,713
Daiwa House REIT Investment Corp.	141	339,358
Daiwa Office Investment Corp.	35	177,564
Daiwa Securities Group, Inc.	73,100	337,446
DeNA Co., Ltd.	17,400	257,018
Denka Co., Ltd.	7,700	199,650
DIC Corp.	5,600	103,563
Disco Corp.	800	195,464
East Japan Railway Co.	4,400	229,711
ENEOS Holdings, Inc.	262,200	1,014,295
Ezaki Glico Co., Ltd.	6,000	175,307
Fast Retailing Co., Ltd.	900	545,031
Frontier Real Estate Investment Corp.	64	260,861
FUJIFILM Holdings Corp.	7,400	422,703
Fujitsu, Ltd.	3,600	482,624
Fukuoka Financial Group, Inc.	12,200	216,241
GLP J-REIT	270	355,092
GMO Payment Gateway, Inc.	2,100	174,516
Hakuhodo DY Holdings, Inc.	21,800	224,227
Hamamatsu Photonics K.K.	3,600	163,587
Hankyu Hanshin Holdings, Inc.	4,400	127,630
Hikari Tsushin, Inc.	1,400	154,263

11
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Hirose Electric Co., Ltd.	1,040	$ 149,412
Hisamitsu Pharmaceutical Co., Inc.	4,700	122,578
Hitachi Metals, Ltd.(2)	12,900	198,361
House Foods Group, Inc.	7,700	165,561
Hoya Corp.	9,400	941,801
Hulic Co., Ltd.	29,000	232,583
Ibiden Co., Ltd.	3,900	115,095
Idemitsu Kosan Co., Ltd.	31,000	806,149
Industrial & Infrastructure Fund Investment Corp.(1)	174	241,932
Ito En, Ltd.	3,200	150,788
ITOCHU Corp.	14,500	422,090
Iwatani Corp.	8,200	343,717
Japan Exchange Group, Inc.	19,100	303,704
Japan Logistics Fund, Inc.(1)	71	170,618
Japan Post Bank Co., Ltd.	33,500	267,989
Japan Post Holdings Co., Ltd.	25,800	185,756
Japan Real Estate Investment Corp.	83	400,804
Japan Tobacco, Inc.	36,800	660,766
JSR Corp.	10,200	282,519
Kajima Corp.	10,500	119,865
Kakaku.com, Inc.	14,000	274,213
Kaneka Corp.	6,400	173,409
Kansai Paint Co., Ltd.	14,300	205,636
Kao Corp.	14,000	608,922
KDDI Corp.	50,600	1,622,353
Keikyu Corp.	13,700	152,162
Keio Corp.(1)	2,200	84,238
Keisei Electric Railway Co., Ltd.(1)	5,800	159,018
Kenedix Office Investment Corp.	45	241,880
Kewpie Corp.	9,800	170,237
Keyence Corp.	2,600	1,030,489
Kintetsu Group Holdings Co., Ltd.	5,500	181,758
Kirin Holdings Co., Ltd.	30,200	496,740
Kobayashi Pharmaceutical Co., Ltd.(1)	3,300	219,846
Kobe Bussan Co., Ltd.(1)	3,700	105,469
Kubota Corp.	14,300	237,428
Kuraray Co., Ltd.	19,500	156,956
Kyocera Corp.	6,300	350,210
Kyowa Kirin Co., Ltd.	9,500	223,965
Kyushu Electric Power Co., Inc.	55,000	359,510
LaSalle Logiport REIT	165	217,457
Lasertec Corp.(1)	2,000	286,340
Lawson, Inc.	4,600	163,123
Lion Corp.	17,300	199,182
Makita Corp.	4,000	97,754
Marubeni Corp.	14,600	135,813
Security	Shares	Value
Japan (continued)
Marui Group Co., Ltd.	14,700	$ 268,335
Maruichi Steel Tube, Ltd.	9,300	205,848
MatsukiyoCocokara & Co.	7,300	275,617
Medipal Holdings Corp.	12,500	188,593
MEIJI Holdings Co., Ltd.	5,300	276,713
MISUMI Group, Inc.	7,800	194,051
Mitsubishi Chemical Group Corp.	50,700	285,113
Mitsubishi Corp.	14,300	424,986
Mitsubishi Electric Corp.	27,500	290,241
Mitsubishi Estate Co., Ltd.	60,800	902,978
Mitsubishi Gas Chemical Co., Inc.	14,200	206,406
Mitsubishi Heavy Industries, Ltd.	4,700	174,523
Mitsubishi Materials Corp.	12,200	184,577
Mitsubishi UFJ Financial Group, Inc.(6)	238,100	1,341,572
Mitsui & Co., Ltd.	13,100	289,016
Mitsui Chemicals, Inc.	10,600	223,281
Mitsui Fudosan Co., Ltd.	33,800	755,410
Mitsui Fudosan Logistics Park, Inc.(1)	42	164,956
Mizuho Financial Group, Inc.	48,380	576,998
MS&AD Insurance Group Holdings, Inc.	16,500	535,117
Murata Manufacturing Co., Ltd.	11,100	648,359
Nagoya Railroad Co., Ltd.	4,400	70,928
NEC Corp.	6,600	243,635
Nexon Co., Ltd.	20,900	474,474
Nichirei Corp.	7,300	130,257
Nidec Corp.	6,100	423,914
Nihon Kohden Corp.	9,200	205,842
Nihon M&A Center Holdings, Inc.	8,600	115,086
Nintendo Co., Ltd.	3,300	1,475,671
Nippon Accommodations Fund, Inc.	49	256,042
Nippon Building Fund, Inc.	91	482,732
Nippon Express Holdings, Inc.	2,500	149,389
Nippon Gas Co., Ltd.	11,100	166,661
Nippon Kayaku Co., Ltd.	17,700	148,997
Nippon Paint Holdings Co., Ltd.(1)	51,300	392,146
Nippon Paper Industries Co., Ltd.	10,000	72,521
Nippon Prologis REIT, Inc.	135	351,068
Nippon Shinyaku Co., Ltd.	4,300	266,134
Nippon Shokubai Co., Ltd.	3,500	136,994
Nippon Telegraph & Telephone Corp.	37,700	1,076,913
Nissan Motor Co., Ltd.	58,500	222,467
Nissin Foods Holdings Co., Ltd.	5,000	362,130
Nitori Holdings Co., Ltd.(1)	2,200	232,757
Nitto Denko Corp.	6,600	425,009
NOF Corp.	4,300	170,138
Nomura Research Institute, Ltd.	11,600	348,514

12
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
NTT Data Corp.	20,600	$ 311,781
Obic Co., Ltd.	1,700	271,778
Odakyu Electric Railway Co., Ltd.(1)	5,100	73,146
Oji Holdings Corp.	48,300	201,370
Omron Corp.	4,700	262,862
Ono Pharmaceutical Co., Ltd.	19,100	537,071
Oracle Corp. Japan	1,900	118,500
Oriental Land Co., Ltd.	3,700	561,766
Osaka Gas Co., Ltd.	39,200	704,741
Otsuka Corp.	4,400	137,217
Otsuka Holdings Co., Ltd.	16,800	600,146
Pan Pacific International Holdings Corp.	14,900	232,000
PeptiDream, Inc.(2)	5,800	72,628
Pigeon Corp.	8,000	116,543
Rakuten Group, Inc.(1)	18,600	92,210
Relo Group, Inc.	14,400	239,112
Resona Holdings, Inc.	91,700	356,369
Ricoh Co., Ltd.	25,600	205,902
Rinnai Corp.	1,700	129,248
ROHM Co., Ltd.	3,200	237,474
Rohto Pharmaceutical Co., Ltd.	8,700	260,772
Ryohin Keikaku Co., Ltd.	9,000	89,332
Santen Pharmaceutical Co., Ltd.	16,700	135,272
Sawai Group Holdings Co., Ltd.	3,400	110,296
SECOM Co., Ltd.	3,600	240,444
Sekisui House Reit, Inc.	380	238,027
Sekisui House, Ltd.(1)	16,000	283,382
Seven Bank, Ltd.	101,900	202,213
SG Holdings Co., Ltd.	11,400	217,564
Shikoku Electric Power Co., Inc.	45,400	268,208
Shimadzu Corp.	7,900	281,074
Shimano, Inc.	1,800	300,683
Shimizu Corp.	15,300	86,730
Shin-Etsu Chemical Co., Ltd.	12,300	1,575,559
Shizuoka Bank, Ltd. (The)	47,100	285,022
Showa Denko K.K.(1)	12,600	211,309
SMC Corp.	700	344,985
SoftBank Corp.	51,900	600,081
Sony Group Corp.	14,700	1,246,970
Square Enix Holdings Co., Ltd.	7,100	329,439
Sumitomo Corp.	15,000	210,899
Sumitomo Mitsui Financial Group, Inc.	25,800	809,400
Sumitomo Mitsui Trust Holdings, Inc.	13,900	456,605
Sumitomo Osaka Cement Co., Ltd.	4,000	105,693
Sumitomo Realty & Development Co., Ltd.	21,300	588,158
Suntory Beverage & Food, Ltd.	6,700	264,365
Security	Shares	Value
Japan (continued)
Suzuken Co., Ltd.	5,100	$ 140,959
Sysmex Corp.	4,900	343,058
Taisei Corp.	4,500	143,581
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	159,271
Taiyo Yuden Co., Ltd.	3,600	127,944
TEIJIN, Ltd.	12,200	129,270
TIS, Inc.	8,700	246,681
Tobu Railway Co., Ltd.(1)	3,200	75,984
Toho Co., Ltd.	9,300	369,310
Toho Gas Co., Ltd.	10,100	243,146
Tohoku Electric Power Co., Inc.	55,600	307,833
Tokai Carbon Co., Ltd.	18,400	148,758
Tokio Marine Holdings, Inc.	13,200	772,727
Tokyo Gas Co., Ltd.	33,700	661,899
Tokyo Ohka Kogyo Co., Ltd.	4,000	207,400
Tokyu Corp.(1)	9,800	120,163
Toppan, Inc.	7,900	134,422
Toshiba Corp.	6,400	259,632
Tosoh Corp.	20,400	265,918
TOTO, Ltd.	3,200	108,998
Toyo Suisan Kaisha, Ltd.	7,200	305,913
Toyota Industries Corp.	2,100	127,868
Toyota Motor Corp.	142,500	2,312,921
Trend Micro, Inc.	3,900	226,645
Tsuruha Holdings, Inc.	2,400	136,736
Unicharm Corp.	14,700	532,467
USS Co., Ltd.	8,100	158,942
Welcia Holdings Co., Ltd.	8,400	187,613
West Japan Railway Co.	4,300	157,942
Yakult Honsha Co., Ltd.	6,500	395,847
Yamaguchi Financial Group, Inc.	32,200	182,280
Yamato Holdings Co., Ltd.	6,600	115,493
Yamazaki Baking Co., Ltd.	15,300	184,725
Z Holdings Corp.(1)	120,000	424,109
Zeon Corp.	17,700	179,729
ZOZO, Inc.	8,300	179,294
		$ 74,181,139
Netherlands — 4.6%
ABN AMRO Bank NV(4)	39,700	$ 404,856
Aegon NV(1)	114,300	502,029
ASML Holding NV	5,928	3,407,165
ASR Nederland NV	12,100	505,749
Boskalis Westminster NV	12,178	399,591
Corbion NV	20,000	697,009
Euronext NV(4)	7,000	570,350

13
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Flow Traders NV(4)	7,300	$ 158,639
IMCD NV(1)	2,576	412,544
Intertrust NV(2)(4)	19,500	385,124
JDE Peet's NV	36,560	1,060,328
Just Eat Takeaway.com NV(1)(2)(4)	2,700	49,489
Koninklijke Ahold Delhaize NV	77,272	2,127,972
Koninklijke DSM NV	13,608	2,179,308
Koninklijke KPN NV(1)	746,650	2,463,191
Koninklijke Philips NV	77,457	1,603,069
Koninklijke Vopak NV	13,000	301,717
NN Group NV	20,550	964,255
NSI NV	5,968	193,639
PostNL NV	71,792	188,835
Prosus NV	29,973	1,955,288
SBM Offshore NV	42,517	593,397
Signify NV(4)	11,700	379,993
Universal Music Group NV(1)	57,500	1,301,599
Van Lanschot Kempen NV	2,900	66,408
Vastned Retail NV	7,610	184,401
Wolters Kluwer NV	15,395	1,671,932
		$ 24,727,877
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	214,864	$ 675,146
Argosy Property, Ltd.	144,849	119,207
Auckland International Airport, Ltd.(2)	95,752	449,622
Contact Energy, Ltd.	53,366	257,445
Fisher & Paykel Healthcare Corp., Ltd.	51,451	688,035
Fletcher Building, Ltd.	68,021	221,310
Genesis Energy, Ltd.	38,800	70,362
Goodman Property Trust	278,900	383,051
Heartland Group Holdings, Ltd.(1)	183,499	240,134
Infratil, Ltd.	32,081	169,395
KMD Brands, Ltd.	208,980	143,707
Mercury NZ, Ltd.	54,400	208,075
Pacific Edge, Ltd.(2)	114,000	56,187
Precinct Properties New Zealand, Ltd.	265,100	237,263
Pushpay Holdings, Ltd.(2)	115,268	93,943
SKYCITY Entertainment Group, Ltd.	282,739	493,866
Spark New Zealand, Ltd.	210,931	678,264
Vulcan Steel, Ltd.	20,400	125,206
Xero, Ltd.(2)	9,014	593,830
		$ 5,904,048
Norway — 2.6%
Aker BP ASA(1)	27,722	$ 957,575
Security	Shares	Value
Norway (continued)
ArcticZymes Technologies ASA(2)	15,700	$ 135,253
Atea ASA	48,489	592,063
Bergenbio ASA(2)	25,475	34,776
Borregaard ASA	27,054	485,640
DHT Holdings, Inc.	13,700	90,009
DNB Bank ASA	49,851	983,349
Elmera Group ASA(4)	18,200	39,979
Entra ASA(4)	58,483	823,586
Equinor ASA	42,589	1,639,842
Europris ASA(4)	82,000	484,857
Frontline, Ltd.(1)(2)	20,000	190,506
Gjensidige Forsikring ASA	16,200	338,835
Kongsberg Gruppen ASA	17,120	630,850
Mowi ASA	40,150	926,465
Nordic Nanovector ASA(2)	44,014	8,453
Nordic Semiconductor ASA(2)	25,700	451,640
Opera, Ltd. ADR(2)	61,800	316,416
Orkla ASA	75,100	648,284
Scatec ASA(4)	40,263	480,778
Schibsted ASA, Class B	18,500	332,789
SFL Corp, Ltd.	7,300	72,781
SpareBank 1 SMN	14,400	184,638
Telenor ASA	75,900	921,741
TOMRA Systems ASA	35,600	833,382
Veidekke ASA	20,997	217,094
Yara International ASA	23,306	993,240
		$ 13,814,821
Portugal — 1.1%
Banco Comercial Portugues S.A.	4,742,553	$ 703,740
Corticeira Amorim SGPS S.A.	27,338	290,906
CTT-Correios de Portugal S.A.	97,056	331,925
EDP-Energias de Portugal S.A.	211,095	1,067,909
Galp Energia SGPS S.A., Class B	78,429	827,863
Jeronimo Martins SGPS S.A.	52,321	1,211,071
Navigator Co. S.A. (The)	176,073	726,641
NOS SGPS S.A.	152,948	577,756
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	82,837
		$ 5,820,648
Singapore — 2.3%
AEM Holdings, Ltd.(1)	49,600	$ 157,088
Ascendas Real Estate Investment Trust	109,000	234,618
BW LPG, Ltd.(4)	9,091	74,779
CapitaLand China Trust REIT	113,100	96,753
CapitaLand Investment, Ltd.	86,400	245,836

14
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
China Aviation Oil Singapore Corp, Ltd.	96,100	$ 59,836
City Developments, Ltd.	26,300	147,760
ComfortDelGro Corp., Ltd.	337,300	347,031
Flex, Ltd.(2)	70,700	1,187,760
Genting Singapore, Ltd.	921,500	538,191
Haw Par Corp, Ltd.	20,500	163,412
Keppel Corp., Ltd.	107,300	536,091
Keppel DC REIT(1)	35,456	53,161
Keppel Infrastructure Trust	801,185	340,076
Keppel REIT	110,000	88,436
Manulife US REIT	113,000	65,586
Mapletree Commercial Trust	83,109	114,480
Mapletree Industrial Trust	71,610	140,660
Mapletree Logistics Trust	80,800	103,125
Nanofilm Technologies International, Ltd.(1)	31,300	45,669
Oversea-Chinese Banking Corp., Ltd.	88,900	753,401
Parkway Life REIT	33,400	115,862
Raffles Medical Group, Ltd.	220,700	183,833
Sea, Ltd. ADR(2)	7,900	602,928
Sembcorp Industries, Ltd.	141,300	298,126
Sheng Siong Group, Ltd.	269,200	311,830
Singapore Airlines, Ltd.(1)(2)	139,000	549,905
Singapore Exchange, Ltd.	57,600	412,911
Singapore Post, Ltd.	292,300	134,610
Singapore Technologies Engineering, Ltd.	121,200	353,390
Singapore Telecommunications, Ltd.(3)	311,400	588,880
Singapore Telecommunications, Ltd.(3)	84,700	159,634
Suntec Real Estate Investment Trust	89,800	104,885
UMS Holdings, Ltd.	140,625	120,512
United Overseas Bank, Ltd.	36,600	730,219
UOL Group, Ltd.	19,600	105,896
Venture Corp., Ltd.	35,400	451,004
Wilmar International, Ltd.	486,600	1,417,907
		$ 12,136,081
Spain — 4.2%
Acerinox S.A.	74,810	$ 729,872
Aena SME S.A.(2)(4)	7,571	957,653
Almirall S.A.	50,033	483,064
Amadeus IT Group S.A.(2)	41,920	2,444,364
Banco Santander S.A.	462,273	1,156,547
Bankinter S.A.	54,252	267,112
CaixaBank S.A.	135,566	407,069
Cellnex Telecom S.A.(4)	62,084	2,776,960
Cia de Distribucion Integral Logista Holdings S.A.	26,697	550,309
Ebro Foods S.A.(1)	26,000	432,666
Security	Shares	Value
Spain (continued)
Enagas S.A.	18,800	$ 371,087
Fluidra S.A.	17,023	318,196
Global Dominion Access S.A.(4)	31,250	125,679
Grifols S.A.(1)	83,900	1,224,237
Grupo Catalana Occidente S.A.	2,596	77,414
Iberdrola S.A.	163,381	1,744,660
Iberdrola S.A.	4,538	48,379
Indra Sistemas S.A.	10,400	95,136
Industria de Diseno Textil S.A.	95,075	2,309,082
Laboratorios Farmaceuticos Rovi S.A.	8,600	450,287
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	94,840	105,254
Mapfre S.A.	148,417	239,715
Merlin Properties Socimi S.A.	145,900	1,564,895
Neinor Homes S.A.(4)	10,000	107,560
Red Electrica Corp. S.A.	26,578	522,534
Repsol S.A.	162,866	2,029,026
Siemens Gamesa Renewable Energy S.A.(2)	25,400	467,341
Telefonica S.A.(1)	23,741	105,972
Viscofan S.A.	5,805	338,074
		$ 22,450,144
Sweden — 4.1%
AcadeMedia AB(4)	24,400	$ 120,210
Alfa Laval AB	6,950	207,818
Arjo AB, Class B	29,560	162,382
Assa Abloy AB, Class B	16,810	397,153
Atlas Copco AB, Class A	30,400	355,357
Atrium Ljungberg AB, Class B	7,700	114,497
Attendo AB(2)(4)	51,800	126,099
Axfood AB	29,387	932,992
Betsson AB	23,476	162,280
BHG Group AB(1)(2)	25,600	87,498
BICO Group AB(1)(2)	12,905	51,251
Bilia AB, Class A	7,790	110,069
BillerudKorsnas AB	45,811	590,896
BioGaia AB, Class B	21,245	200,300
Boozt AB(1)(2)(4)	9,100	64,104
Camurus AB(2)	3,700	84,086
Castellum AB(1)	23,939	383,791
Catena AB	3,800	174,129
Cibus Nordic Real Estate AB	7,400	132,639
Dios Fastigheter AB	19,400	153,347
Dustin Group AB(4)	10,600	72,381
Electrolux AB, Class B(1)	16,000	230,781
Elekta AB, Class B	28,260	204,108

15
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Embracer Group AB(1)(2)	41,890	$ 319,224
Epiroc AB, Class A	7,626	134,841
Epiroc AB, Class B	11,200	177,896
Essity AB, Class B	70,835	1,803,110
Evolution AB(4)	8,798	853,677
Fabege AB	29,218	299,917
Fingerprint Cards AB, Class B(1)(2)	205,863	182,422
Getinge AB, Class B	19,600	442,292
Hansa Biopharma AB(1)(2)	4,500	36,120
HMS Networks AB	2,700	128,706
Holmen AB, Class B	20,516	843,042
Hufvudstaden AB, Class A	16,200	223,614
Husqvarna AB, Class B	11,370	90,616
Industrivarden AB, Class A	8,280	216,042
Industrivarden AB, Class C	6,400	165,122
Indutrade AB	9,447	222,038
Investor AB, Class A	17,770	365,356
Investor AB, Class B	43,860	818,503
JM AB	7,000	129,903
Karo Pharma AB(1)(2)	29,600	148,120
MIPS AB	2,200	117,699
Mycronic AB(1)	26,942	396,262
Oatly Group AB ADR(1)(2)	40,700	151,404
Orron Energy AB	29,152	35,990
Paradox Interactive AB	8,600	152,539
Saab AB, Class B	4,437	160,502
Sagax AB, Class B	3,668	94,532
Samhallsbyggnadsbolaget i Norden AB(1)	42,000	80,571
Sandvik AB(1)	11,780	217,060
Securitas AB, Class B(1)	12,200	123,370
Skanska AB, Class B	9,000	153,540
SkiStar AB	4,900	76,067
Spotify Technology S.A.(2)	6,700	757,234
Stillfront Group AB(2)	27,900	73,109
Svenska Cellulosa AB SCA, Class B	94,964	1,388,334
Svenska Handelsbanken AB, Class A	82,000	737,337
Swedbank AB, Class A	22,300	308,858
Swedish Orphan Biovitrum AB(2)	22,039	483,998
Tele2 AB, Class B	46,720	533,712
Telefonaktiebolaget LM Ericsson, Class B	150,500	1,144,740
Telia Co. AB	130,400	481,743
Tethys Oil AB	12,500	83,998
Thule Group AB(1)(4)	6,300	182,900
Vitec Software Group AB, Class B	3,000	138,321
Vitrolife AB	8,300	270,789
Volvo AB, Class B	17,650	316,888
Security	Shares	Value
Sweden (continued)
Wallenstam AB, Class B	49,600	$ 252,827
Wihlborgs Fastigheter AB	37,800	322,326
		$ 21,955,379
Switzerland — 9.1%
Allreal Holding AG	2,788	$ 461,268
ALSO Holding AG	1,866	345,968
Baloise Holding AG	3,668	584,419
Banque Cantonale Vaudoise(1)	4,280	398,512
Belimo Holding AG	1,180	484,406
BKW AG	2,430	276,456
Bossard Holding AG, Class A	825	183,879
Bucher Industries AG	637	244,568
Bystronic AG	167	123,556
Cembra Money Bank AG	3,380	245,704
Cie Financiere Richemont S.A.	49,383	5,954,479
Daetwyler Holding AG, Bearer Shares	493	120,171
DKSH Holding AG	6,642	545,962
Dottikon Es Holding AG(2)	1,055	259,216
EMS-Chemie Holding AG	577	458,187
Flughafen Zurich AG(2)	2,030	337,581
Forbo Holding AG	201	269,916
Galenica AG(4)	5,783	457,843
Geberit AG	1,804	950,125
Givaudan S.A.	606	2,118,307
Gurit Holding AG	2,480	302,142
Helvetia Holding AG	4,114	470,348
Huber+Suhner AG	3,060	275,531
Idorsia, Ltd.(1)(2)	20,736	253,583
Inficon Holding AG	428	357,192
Intershop Holding AG	234	157,336
Komax Holding AG	695	188,536
Kuehne & Nagel International AG	2,860	770,259
Landis+Gyr Group AG	5,524	364,609
LEM Holding S.A.	188	373,517
Logitech International S.A.(1)	21,760	1,224,265
Mobimo Holding AG	1,337	344,253
Nestle S.A.	55,469	6,796,465
Novartis AG	29,267	2,514,902
Roche Holding AG PC	8,305	2,757,297
Roche Holding AG, Bearer Shares	1,301	530,372
Schindler Holding AG	1,944	369,140
Schindler Holding AG PC	2,895	565,853
Schweiter Technologies AG	220	249,588
Sensirion Holding AG(2)(4)	2,300	266,927
SFS Group AG	1,848	203,135

16
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
SGS S.A.	348	$ 849,283
SIG Group AG	40,416	1,054,385
Sika AG	10,267	2,536,847
Stadler Rail AG(1)	9,144	296,141
Swatch Group AG (The)	6,030	301,130
Swatch Group AG (The), Bearer Shares	3,207	853,757
Swiss Life Holding AG	1,125	595,953
Swiss Prime Site AG	12,674	1,154,140
Swiss Re AG	8,196	615,002
Swisscom AG	3,293	1,780,319
u-blox Holding AG	1,652	193,384
UBS Group AG	98,401	1,607,904
Valiant Holding AG	3,200	288,272
Valora Holding AG	1,474	402,907
Zehnder Group AG	2,230	143,988
Zurich Insurance Group AG	4,553	1,987,513
		$ 48,816,698
United Kingdom — 8.9%
3i Group PLC	23,056	$ 358,238
abrdn PLC	48,718	98,772
Admiral Group PLC	5,900	137,892
Antofagasta PLC	15,200	216,276
Assura PLC	231,800	194,260
AstraZeneca PLC	26,370	3,468,742
Auto Trader Group PLC(4)	65,800	507,286
Avast PLC(4)	84,100	476,753
Aviva PLC	61,042	295,616
B&M European Value Retail S.A.	40,600	210,221
BAE Systems PLC	53,000	498,133
Bellway PLC	5,400	161,374
Berkeley Group Holdings PLC	4,063	210,559
Big Yellow Group PLC	13,089	227,050
BP PLC	347,900	1,702,713
British American Tobacco PLC	26,500	1,038,366
BT Group PLC	428,500	845,997
Bunzl PLC	6,100	228,937
Burberry Group PLC	13,190	289,963
Cazoo Group, Ltd.(2)	13,798	7,513
Centamin PLC	159,300	161,064
Civitas Social Housing PLC	80,000	80,696
Compass Group PLC	48,700	1,141,354
Countryside Partnerships PLC(2)(4)	32,015	113,477
Croda International PLC	5,987	547,511
Darktrace PLC(1)(2)	28,400	130,402
Derwent London PLC	8,000	279,297
Security	Shares	Value
United Kingdom (continued)
Diploma PLC	3,800	$ 127,614
Direct Line Insurance Group PLC	42,288	106,124
Domino's Pizza Group PLC	39,048	136,082
DS Smith PLC	55,300	197,122
Endava PLC ADR(2)	3,000	306,000
Essentra PLC	29,000	87,541
Experian PLC	15,338	537,018
Ferguson PLC	3,745	471,116
Fresnillo PLC	32,200	289,451
Games Workshop Group PLC	1,807	171,019
Grainger PLC	69,506	251,207
Great Portland Estates PLC	23,683	179,270
Greggs PLC	7,435	185,370
Halma PLC	30,280	852,772
Hikma Pharmaceuticals PLC	40,830	863,024
Hill & Smith Holdings PLC	9,718	156,207
Hiscox, Ltd.	11,000	119,776
HomeServe PLC	10,900	156,207
Howden Joinery Group PLC	23,000	189,855
HSBC Holdings PLC	199,600	1,250,286
IG Group Holdings PLC	14,640	142,041
IMI PLC	6,650	108,588
Imperial Brands PLC	25,000	548,908
Inchcape PLC	19,600	200,609
InterContinental Hotels Group PLC	5,400	320,085
Intertek Group PLC	4,100	219,125
J Sainsbury PLC	46,200	124,628
Johnson Matthey PLC	9,700	253,602
Kingfisher PLC	47,900	151,549
Land Securities Group PLC	51,600	461,099
Lloyds Banking Group PLC	889,520	492,490
London Stock Exchange Group PLC	4,413	430,677
LondonMetric Property PLC	90,700	277,161
LXi REIT PLC(1)	62,400	113,029
Manchester United PLC, Class A(1)	9,700	108,058
Marks & Spencer Group PLC(2)	83,100	144,069
Marshalls PLC	23,600	142,486
Micro Focus International PLC ADR	50,400	172,872
Mondi PLC	19,940	378,406
Moneysupermarket.com Group PLC	34,300	85,387
National Grid PLC	152,616	2,101,460
Natwest Group PLC	95,105	288,858
NCC Group PLC	72,058	196,827
Next PLC	3,900	324,682
Nomad Foods, Ltd.(2)	11,900	219,436
Ocado Group PLC(2)	12,900	132,615

17
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Pearson PLC	43,914	$ 406,435
Pennon Group PLC	32,533	398,219
Persimmon PLC	9,800	226,049
Phoenix Group Holdings PLC	17,800	140,239
Primary Health Properties PLC	121,769	219,080
QinetiQ Group PLC	19,500	90,818
Reckitt Benckiser Group PLC	11,400	924,708
RELX PLC	26,380	781,097
Rentokil Initial PLC	39,000	257,515
Rightmove PLC	66,300	518,318
Rio Tinto PLC	25,900	1,563,569
Rotork PLC	45,595	144,685
Royal Mail PLC	29,400	101,600
RS Group PLC	10,009	126,360
Safestore Holdings PLC	19,133	266,420
Sage Group PLC (The)	100,200	863,535
Segro PLC	63,853	854,224
Serco Group PLC	78,000	179,454
Severn Trent PLC	18,700	672,299
Shaftesbury PLC(1)	30,747	188,673
Shell PLC	112,670	3,005,620
Sirius Real Estate, Ltd.	111,884	130,232
Softcat PLC	18,500	315,614
Spectris PLC	13,500	513,481
Spirax-Sarco Engineering PLC	1,720	250,963
Spirent Communications PLC	89,600	308,195
Ssp Group PLC(2)	30,000	93,292
St. James's Place PLC	9,400	141,198
Standard Chartered PLC	38,500	265,369
Supermarket Income Reit PLC	90,300	141,959
Synthomer PLC	35,600	101,550
Taylor Wimpey PLC	90,000	140,083
Telecom Plus PLC	16,000	439,808
Tritax Big Box REIT PLC	152,000	365,699
UK Commercial Property REIT, Ltd.	77,300	72,568
Unilever PLC	24,121	1,174,762
United Utilities Group PLC	65,000	863,625
Victrex PLC	6,800	160,160
Vistry Group PLC	14,949	168,519
Vodafone Group PLC	1,150,800	1,695,885
Wise PLC, Class A(2)	33,600	193,367
		$ 47,865,516
Total Common Stocks (identified cost $522,320,963)		$535,004,207

Rights (2) — 0.0%(7)
Security	Shares	Value
Australia — 0.0%(7)
Australia and New Zealand Banking Group, Ltd., Exp. 8/15/22	1,567	$ 4,357
Total Rights (identified cost $0)		$ 4,357

Warrants (2) — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(8)	1,481,978	$ 1,481,978
Total Affiliated Fund (identified cost $1,481,978)		$ 1,481,978

Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(9)	8,740,966	$ 8,740,966
Total Securities Lending Collateral (identified cost $8,740,966)		$ 8,740,966
Total Short-Term Investments (identified cost $10,222,944)		$ 10,222,944
Total Investments — 101.2% (identified cost $532,543,907)		$545,231,508
Other Assets, Less Liabilities — (1.2)%		$ (6,398,123)
Net Assets — 100.0%		$538,833,385

18
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2022. The aggregate market value of securities on loan at July 31, 2022 was $24,460,180.
(2)	Non-income producing security.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $21,047,212 or 3.9% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	Amount is less than 0.05%.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	11.2%	$60,563,436
Financials	10.9	58,982,380
Consumer Staples	10.2	54,894,299
Consumer Discretionary	10.1	54,258,972
Health Care	9.6	51,488,353
Information Technology	9.1	49,307,694
Materials	9.0	48,269,159
Communication Services	9.0	48,266,975
Real Estate	7.5	40,542,294
Utilities	6.6	35,829,483
Energy	6.1	32,605,519
Short-Term Investments	1.9	10,222,944
Total Investments	101.2%	$545,231,508
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
19
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $529,968,018) — including $24,460,180 of securities on loan	$ 542,407,958
Affiliated investments, at value (identified cost $2,575,889)	2,823,550
Foreign currency, at value (identified cost $816,281)	818,889
Dividends receivable	652,842
Dividends receivable from affiliated investments	1,248
Receivable for Fund shares sold	482,898
Securities lending income receivable	42,960
Tax reclaims receivable	1,174,763
Receivable from affiliates	68,842
Total assets	$548,473,950
Liabilities
Collateral for securities loaned	$ 8,740,966
Payable for Fund shares redeemed	483,536
Payable to affiliates:
Investment adviser and administration fee	177,253
Distribution and service fees	20,038
Accrued expenses	218,772
Total liabilities	$ 9,640,565
Net Assets	$538,833,385
Sources of Net Assets
Paid-in capital	$ 514,531,624
Distributable earnings	24,301,761
Net Assets	$538,833,385
Class A Shares
Net Assets	$ 82,834,310
Shares Outstanding	6,259,312
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.23
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 13.96
Class I Shares
Net Assets	$ 325,672,446
Shares Outstanding	24,447,057
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.32
Class R Shares
Net Assets	$ 7,647,461
Shares Outstanding	584,349
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.09
Class R6 Shares
Net Assets	$ 122,679,168
Shares Outstanding	9,217,177
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.
20
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,470,594)	$ 12,165,530
Dividend income from affiliated investments (net of foreign taxes withheld of $2,834)	28,370
Securities lending income, net	203,661
Total investment income	$ 12,397,561
Expenses
Investment adviser and administration fee	$ 1,155,892
Distribution and service fees:
Class A	107,941
Class R	20,238
Trustees’ fees and expenses	19,562
Custodian fee	120,035
Transfer and dividend disbursing agent fees	181,135
Legal and accounting services	30,664
Printing and postage	18,992
Registration fees	41,662
Miscellaneous	51,035
Total expenses	$ 1,747,156
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 186,503
Total expense reductions	$ 186,503
Net expenses	$ 1,560,653
Net investment income	$ 10,836,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 842,847
Investment transactions - affiliated investments	(10,011)
Foreign currency transactions	(247,325)
Net realized gain	$ 585,511
Change in unrealized appreciation (depreciation):
Investments	$ (85,340,595)
Investments - affiliated investments	(97,704)
Foreign currency	(48,229)
Net change in unrealized appreciation (depreciation)	$(85,486,528)
Net realized and unrealized loss	$(84,901,017)
Net decrease in net assets from operations	$(74,064,109)
21
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,836,908	$ 18,365,614
Net realized gain	585,511	24,655,431
Net change in unrealized appreciation (depreciation)	(85,486,528)	(4,858,803)
Net increase (decrease) in net assets from operations	$ (74,064,109)	$ 38,162,242
Distributions to shareholders:
Class A	$ —	$ (4,607,356)
Class I	—	(20,499,938)
Class R	—	(425,350)
Class R6	—	(7,403,478)
Total distributions to shareholders	$ —	$ (32,936,122)
Transactions in shares of beneficial interest:
Class A	$ (5,714,281)	$ (15,999,038)
Class I	(45,369,800)	15,700,794
Class R	(470,938)	4,489,406
Class R6	2,014,650	(15,621,703)
Net decrease in net assets from Fund share transactions	$ (49,540,369)	$ (11,430,541)
Net decrease in net assets	$(123,604,478)	$ (6,204,421)
Net Assets
At beginning of period	$ 662,437,863	$ 668,642,284
At end of period	$ 538,833,385	$662,437,863
22
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Financial Highlights

	Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.970	$ 14.890	$ 13.670	$ 12.560	$ 14.350	$ 11.570
Income (Loss) From Operations
Net investment income(1)	$ 0.242	$ 0.378	$ 0.249	$ 0.298	$ 0.301	$ 0.272
Net realized and unrealized gain (loss)	(1.982)	0.405	1.175	1.144	(1.700)	2.869
Total income (loss) from operations	$ (1.740)	$ 0.783	$ 1.424	$ 1.442	$ (1.399)	$ 3.141
Less Distributions
From net investment income	$ —	$ (0.425)	$ (0.195)	$ (0.277)	$ (0.211)	$ (0.361)
From net realized gain	—	(0.278)	(0.009)	(0.055)	(0.180)	—
Total distributions	$ —	$ (0.703)	$ (0.204)	$ (0.332)	$ (0.391)	$ (0.361)
Net asset value — End of period	$13.230	$14.970	$ 14.890	$ 13.670	$12.560	$14.350
Total Return(2)(3)	(11.62)% (4)	5.18%	10.35%	11.53%	(9.73)%	27.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 82,834	$ 99,423	$113,340	$103,801	$ 65,056	$ 59,858
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.75% (5)(6)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.55% (5)	2.36%	1.90%	2.24%	2.27%	2.06%
Portfolio Turnover	9% (4)	22%	16%	27%	30%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
23
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.060	$ 14.980	$ 13.740	$ 12.610	$ 14.410	$ 11.610
Income (Loss) From Operations
Net investment income(1)	$ 0.261	$ 0.414	$ 0.279	$ 0.297	$ 0.310	$ 0.312
Net realized and unrealized gain (loss)	(2.001)	0.414	1.196	1.194	(1.689)	2.874
Total income (loss) from operations	$ (1.740)	$ 0.828	$ 1.475	$ 1.491	$ (1.379)	$ 3.186
Less Distributions
From net investment income	$ —	$ (0.470)	$ (0.226)	$ (0.306)	$ (0.241)	$ (0.386)
From net realized gain	—	(0.278)	(0.009)	(0.055)	(0.180)	—
Total distributions	$ —	$ (0.748)	$ (0.235)	$ (0.361)	$ (0.421)	$ (0.386)
Net asset value — End of period	$ 13.320	$ 15.060	$ 14.980	$ 13.740	$ 12.610	$14.410
Total Return(2)(3)	(11.55)% (4)	5.45%	10.75%	11.79%	(9.53)%	27.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325,672	$417,559	$400,149	$359,605	$151,107	$ 86,446
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.50% (5)(6)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.79% (5)	2.57%	2.11%	2.21%	2.35%	2.36%
Portfolio Turnover	9% (4)	22%	16%	27%	30%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
24
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.830	$ 14.790	$ 13.590	$ 12.490	$ 14.290	$ 11.530
Income (Loss) From Operations
Net investment income(1)	$ 0.223	$ 0.290	$ 0.204	$ 0.237	$ 0.231	$ 0.259
Net realized and unrealized gain (loss)	(1.963)	0.451	1.180	1.172	(1.657)	2.827
Total income (loss) from operations	$ (1.740)	$ 0.741	$ 1.384	$ 1.409	$ (1.426)	$ 3.086
Less Distributions
From net investment income	$ —	$ (0.423)	$ (0.175)	$ (0.254)	$ (0.194)	$ (0.326)
From net realized gain	—	(0.278)	(0.009)	(0.055)	(0.180)	—
Total distributions	$ —	$ (0.701)	$ (0.184)	$ (0.309)	$ (0.374)	$ (0.326)
Net asset value — End of period	$13.090	$14.830	$14.790	$13.590	$12.490	$14.290
Total Return(2)(3)	(11.73)% (4)	4.93%	10.20%	11.25%	(9.96)%	26.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,647	$ 9,157	$ 5,082	$ 3,713	$ 1,939	$ 1,167
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.00% (5)(6)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	3.29% (5)	1.83%	1.55%	1.79%	1.77%	1.98%
Portfolio Turnover	9% (4)	22%	16%	27%	30%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
25
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.040	$ 14.960	$ 13.730	$ 12.600	$ 14.410	$ 11.610
Income (Loss) From Operations
Net investment income(1)	$ 0.263	$ 0.421	$ 0.275	$ 0.342	$ 0.363	$ 0.319
Net realized and unrealized gain (loss)	(1.993)	0.416	1.198	1.155	(1.746)	2.875
Total income (loss) from operations	$ (1.730)	$ 0.837	$ 1.473	$ 1.497	$ (1.383)	$ 3.194
Less Distributions
From net investment income	$ —	$ (0.479)	$ (0.234)	$ (0.312)	$ (0.247)	$ (0.394)
From net realized gain	—	(0.278)	(0.009)	(0.055)	(0.180)	—
Total distributions	$ —	$ (0.757)	$ (0.243)	$ (0.367)	$ (0.427)	$ (0.394)
Net asset value — End of period	$ 13.310	$ 15.040	$ 14.960	$ 13.730	$12.600	$ 14.410
Total Return(2)(3)	(11.50)% (4)	5.51%	10.75%	11.85%	(9.56)%	27.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,679	$136,299	$150,071	$112,074	$ 91,371	$109,225
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.47% (5)(6)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	3.83% (5)	2.61%	2.07%	2.56%	2.72%	2.42%
Portfolio Turnover	9% (4)	22%	16%	27%	30%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.06%, 0.04%, 0.07%, 0.06%, 0.11% and 0.11% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
26
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I (renamed from Institutional Class effective April 29, 2022) shares, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
27

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 539,847,764
Gross unrealized appreciation	$ 78,227,538
Gross unrealized depreciation	(72,843,794)
Net unrealized appreciation	$ 5,383,744
28

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2022, the investment adviser and administration fee amounted to $1,155,892 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser and administration fee paid was reduced by $411 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2023. Pursuant to this agreement, EVM and Parametric were allocated $186,092 in total of the Fund’s operating expenses for the six months ended July 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2022, EVM earned $12,156 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $171 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2022. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2022 amounted to $107,941 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2022, the Fund paid or accrued to EVD $10,119 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2022 amounted to $10,119 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
29

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $50,161,875 and $90,303,335, respectively, for the six months ended July 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	488,468	$ 6,737,680	1,370,825	$ 21,875,503
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	301,111	4,591,939
Redemptions	(868,600)	(12,451,961)	(2,641,838)	(42,466,480)
Net decrease	(380,132)	$ (5,714,281)	(969,902)	$ (15,999,038)
Class I
Sales	2,307,328	$ 32,338,064	5,961,417	$ 95,915,678
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	1,291,716	19,789,096
Redemptions	(5,595,325)	(77,707,864)	(6,236,619)	(100,003,980)
Net increase (decrease)	(3,287,997)	$(45,369,800)	1,016,514	$ 15,700,794
Class R
Sales	51,130	$ 696,938	339,855	$ 5,547,999
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	28,168	425,339
Redemptions	(84,380)	(1,167,876)	(94,050)	(1,483,932)
Net increase (decrease)	(33,250)	$ (470,938)	273,973	$ 4,489,406
Class R6
Sales	1,099,677	$ 15,389,514	2,452,221	$ 39,243,788
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	483,571	7,403,478
Redemptions	(946,229)	(13,374,864)	(3,901,210)	(62,268,969)
Net increase (decrease)	153,448	$ 2,014,650	(965,418)	$ (15,621,703)
30

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,460,180 and $24,734,015, respectively. Collateral received was comprised of cash of $8,740,966 and U.S. government and/or agencies securities of $15,993,049. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 8,740,496	$ —	$ —	$ —	$ 8,740,496
Warrants	470	—	—	—	470
Total	$8,740,966	$ —	$ —	$ —	$8,740,966
The carrying amount of the liability for collateral for securities loaned at July 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2022.
31

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $2,823,550, which represents 0.5% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,968,704	$ —	$ (519,753)	$ (9,675)	$ (97,704)	$ 1,341,572	$ 25,505	238,100
Short-Term Investments
Cash Reserves Fund	910,921	15,941,015	(16,851,600)	(336)	—	—	207	—
Liquidity Fund	—	15,069,101	(13,587,123)	—	—	1,481,978	2,658	1,481,978
Total				$(10,011)	$(97,704)	$2,823,550	$28,370
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 4,289,198	$ 161,446,992	$ 170,091	$ 165,906,281
Developed Europe	4,539,404	352,022,526	0	356,561,930
Developed Middle East	1,942,228	10,593,768	—	12,535,996
Total Common Stocks	$10,770,830	$524,063,286**	$170,091	$535,004,207
Rights	$ 4,357	$ —	$ —	$ 4,357
Warrants	—	0	—	0
Short-Term Investments:
Affiliated Fund	1,481,978	—	—	1,481,978
Securities Lending Collateral	8,740,966	—	—	8,740,966
Total Investments	$20,998,131	$524,063,286	$170,091	$545,231,508
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
32

Parametric
International Equity Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2022 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
33

Parametric
International Equity Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
34

Parametric
International Equity Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
35

Parametric
International Equity Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
36

Parametric
International Equity Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
37

Parametric
International Equity Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
38

Parametric
International Equity Fund
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
39

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
40

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
41

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771    7.31.22

Parametric
Emerging Markets Fund
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2022
Parametric
Emerging Markets Fund

Parametric
Emerging Markets Fund
July 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2006	06/30/2006	(13.30)%	(13.98)%	(0.89)%	1.40%
Class A with 5.25% Maximum Sales Charge	—	—	(17.87)	(18.51)	(1.96)	0.85
Class C at NAV	06/30/2006	06/30/2006	(13.57)	(14.59)	(1.63)	0.79
Class C with 1% Maximum Sales Charge	—	—	(14.43)	(15.44)	(1.63)	0.79
Class I at NAV	06/30/2006	06/30/2006	(13.18)	(13.78)	(0.65)	1.65
Class R6 at NAV	07/01/2014	06/30/2006	(13.12)	(13.69)	(0.57)	1.70

MSCI Emerging Markets Index	—	—	(16.24)%	(20.09)%	0.95%	2.84%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.58%	2.33%	1.33%	1.24%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Emerging Markets Fund
July 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	1.1%
Samsung Electronics Co., Ltd.	0.9
Tencent Holdings, Ltd.	0.9
Delta Electronics (Thailand) PCL	0.8
America Movil SAB de CV, Series L	0.7
Turkiye Petrol Rafinerileri AS	0.7
Petroleo Brasileiro S.A., PFC Shares	0.7
Saudi Arabian Oil Co.	0.6
Ahli United Bank BSC	0.5
CEZ AS	0.5
Total	7.4%

*	Excludes cash and cash equivalents.

3

Parametric
Emerging Markets Fund
July 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund's Investor Class shares were redesignated as Class A shares. Class A shares are subject to a front-end sales charge, subject to certain exceptions. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A purchases for such accounts. Effective April 29, 2022, the Fund's Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
4

Parametric
Emerging Markets Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 867.00	$7.36	1.59%
Class C	$1,000.00	$ 864.30	$10.86	2.35%
Class I	$1,000.00	$ 868.20	$6.21	1.34%
Class R6	$1,000.00	$ 868.80	$5.84	1.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.91	$7.95	1.59%
Class C	$1,000.00	$1,013.14	$11.73	2.35%
Class I	$1,000.00	$1,018.15	$6.71	1.34%
Class R6	$1,000.00	$1,018.55	$6.31	1.26%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
5

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Argentina — 0.6%
Adecoagro S.A.	7,900	$ 64,780
Arcos Dorados Holdings, Inc., Class A	14,445	104,871
Banco Macro S.A. ADR(1)	3,600	46,656
Cresud S.A. ADR(1)(2)	8,700	50,721
Grupo Financiero Galicia S.A. ADR(1)	6,587	51,378
Loma Negra Cia Industrial Argentina S.A. ADR(1)	14,800	87,320
MercadoLibre, Inc.(2)	939	764,074
Pampa Energia S.A. ADR(1)(2)	2,099	50,271
Telecom Argentina S.A. ADR(1)	11,400	50,730
Transportadora de Gas del Sur S.A. ADR(1)(2)	11,563	69,147
YPF S.A. ADR(1)(2)	11,024	40,899
		$ 1,380,847
Bahrain — 0.7%
Ahli United Bank BSC	1,150,787	$ 1,160,825
Al Salam Bank BSC	590,490	136,109
GFH Financial Group BSC	612,932	180,752
		$ 1,477,686
Bangladesh — 0.6%
Bangladesh Export Import Co., Ltd.	66,933	$ 80,662
Beximco Pharmaceuticals, Ltd.	106,430	164,040
City Bank, Ltd. (The)	280,084	64,720
Grameenphone, Ltd.	18,840	56,830
Heidelberger Cement Bangladesh, Ltd.	18,065	33,241
Jamuna Oil Co., Ltd.	22,841	40,009
Olympic Industries, Ltd.	41,067	48,269
Pubali Bank, Ltd.	240,880	65,454
Renata, Ltd.	6,121	83,511
Square Pharmaceuticals, Ltd.	171,709	378,637
Summit Power, Ltd.	107,026	37,972
Titas Gas Transmission & Distribution Co., Ltd.	150,108	63,017
Unique Hotel & Resorts, Ltd.	114,627	65,662
United Commercial Bank, Ltd.	672,785	92,627
		$ 1,274,651
Botswana — 0.5%
Botswana Insurance Holdings, Ltd.	81,055	$ 113,233
First National Bank of Botswana, Ltd.	546,849	120,556
Letshego Holdings, Ltd.	1,448,236	172,003
Sechaba Breweries Holdings, Ltd.	581,828	810,486
		$ 1,216,278
Security	Shares	Value
Brazil — 5.0%
Alpargatas S.A., PFC Shares	14,500	$ 61,625
AMBEV S.A.	117,850	340,059
Americanas S.A.	37,771	102,200
B3 S.A. - Brasil Bolsa Balcao	49,900	106,954
Banco Bradesco S.A., PFC Shares	56,292	189,631
Banco do Brasil S.A.	9,098	63,249
BB Seguridade Participacoes S.A.	19,700	110,377
BRF S.A.(2)	20,640	63,666
CCR S.A.	73,900	185,532
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	307,355
Cia de Saneamento Basico do Estado de Sao Paulo	20,960	180,956
Cia Energetica de Minas Gerais, PFC Shares	84,555	183,684
Cia Siderurgica Nacional S.A.	9,800	27,861
Cielo S.A.	221,706	189,822
Cogna Educacao(2)	289,536	126,467
Cosan S.A.	39,700	143,252
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,200	37,103
Embraer S.A. ADR(2)	9,248	84,342
Engie Brasil Energia S.A.	16,250	139,193
Equatorial Energia S.A.	31,800	152,482
Fleury S.A.	53,700	167,822
Gerdau S.A., PFC Shares	15,900	75,165
GRUPO DE MODA SOMA S.A.	36,077	70,911
Hapvida Participacoes e Investimentos S.A.(3)	374,920	446,359
Hypera S.A.	43,200	355,596
Iochpe Maxion S.A.	22,100	66,931
Itau Unibanco Holding S.A., PFC Shares	30,120	137,499
Itausa S.A., PFC Shares	50,688	84,544
JBS S.A.	31,625	195,223
Klabin S.A., PFC Shares	103,800	80,246
Localiza Rent a Car S.A.	25,589	284,916
Locaweb Servicos de Internet S.A.(2)(3)	34,800	45,534
Lojas Renner S.A.	57,484	280,971
Magazine Luiza S.A.(2)	139,900	69,759
Marfrig Global Foods S.A.	38,855	99,126
MRV Engenharia e Participacoes S.A.	45,900	81,259
Multiplan Empreendimentos Imobiliarios S.A.	30,700	141,215
Natura & Co. Holding S.A.	23,300	70,160
Odontoprev S.A.	121,990	233,648
Pagseguro Digital, Ltd., Class A(2)	29,000	314,650
Petroleo Brasileiro S.A., PFC Shares	218,800	1,444,120
Qualicorp Consultoria e Corretora de Seguros S.A.	60,200	114,603
Raia Drogasil S.A.	31,100	126,105
Rede D'Or Sao Luiz S.A.(3)	76,600	479,518
Rumo S.A.	41,219	139,731

6
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Sendas Distribuidora S.A.	30,845	$ 94,488
StoneCo, Ltd., Class A(2)	28,800	275,904
Suzano S.A.	10,620	99,117
Telefonica Brasil S.A.	51,400	443,061
TIM S.A.	80,550	196,000
TOTVS S.A.	55,770	284,234
Transmissora Alianca de Energia Electrica S.A.	11,200	87,581
Ultrapar Participacoes S.A.	46,968	115,194
Vale S.A.	46,247	623,437
Via S.A.(2)	79,000	36,644
Vibra Energia S.A.	59,200	190,503
Weg S.A.	53,004	287,245
XP, Inc. BDR(2)	1,191	25,079
YDUQS Participacoes S.A.	24,300	62,228
		$ 11,222,136
Bulgaria — 0.2%
CB First Investment Bank AD(2)	101,904	$ 99,152
Chimimport AD(2)	164,922	72,687
MonBat AD	60,235	157,445
Sopharma AD(2)	61,906	144,243
		$ 473,527
Chile — 2.4%
Aguas Andinas S.A., Series A	483,322	$ 97,485
Banco de Chile	2,960,094	280,866
Banco de Credito e Inversiones S.A.	5,033	151,856
Banco Santander Chile	3,218,212	127,464
CAP S.A.	7,626	69,789
Cencosud S.A.	243,352	332,445
Cia Cervecerias Unidas S.A.	16,853	97,254
Cia Sud Americana de Vapores S.A.	4,277,766	462,859
Colbun S.A.	1,199,487	101,885
Embotelladora Andina S.A., Class B, PFC Shares	51,948	94,257
Empresa Nacional de Telecomunicaciones S.A.	44,883	148,426
Empresas CMPC S.A.	98,316	167,042
Empresas COPEC S.A.	82,624	676,690
Enel Americas S.A.	2,767,585	280,106
Enel Chile S.A.	4,067,614	116,463
Falabella S.A.	198,323	442,381
Parque Arauco S.A.	336,599	284,266
Ripley Corp. S.A.	484,810	72,358
Sociedad Matriz SAAM S.A.	3,231,318	202,536
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	10,600	1,052,812
Security	Shares	Value
Chile (continued)
Sonda S.A.	225,936	$ 74,217
Vina Concha y Toro S.A.	92,943	125,021
		$ 5,458,478
China — 16.2%
3SBio, Inc.(3)	188,000	$ 125,138
AAC Technologies Holdings, Inc.(1)	69,500	134,749
Aier Eye Hospital Group Co., Ltd., Class A	18,542	83,803
Air China, Ltd., Class H(2)	178,000	139,710
Alibaba Group Holding, Ltd. ADR(2)	9,600	857,952
Aluminum Corp. of China, Ltd., Class H	352,000	128,921
Angang Steel Co., Ltd., Class H	306,400	101,546
Anhui Conch Cement Co., Ltd., Class H	54,500	215,639
ANTA Sports Products, Ltd.	15,000	165,163
Baidu, Inc. ADR(2)	3,632	496,022
Bank of Beijing Co., Ltd., Class A	182,760	113,208
Bank of China, Ltd., Class H	536,000	190,594
Bank of Ningbo Co., Ltd., Class A	19,850	92,105
BeiGene, Ltd. ADR(2)	2,200	369,776
Beijing Capital International Airport Co., Ltd., Class H(2)	308,000	181,059
Beijing Enterprises Holdings, Ltd.	39,500	126,597
Beijing Enterprises Water Group, Ltd.	290,000	87,922
Beijing Originwater Technology Co., Ltd., Class A	127,500	105,389
BOE Technology Group Co., Ltd., Class A	341,100	197,118
Brilliance China Automotive Holdings, Ltd.(2)(4)	326,000	0
BYD Co., Ltd., Class H	7,654	280,029
BYD Electronic (International) Co., Ltd.(1)	29,000	74,507
Changchun High & New Technology Industry Group, Inc., Class A	6,200	178,790
Changjiang Securities Co., Ltd., Class A	112,200	90,644
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	95,065
China Coal Energy Co., Ltd., Class H	268,000	208,484
China Communications Services Corp., Ltd., Class H	118,000	47,975
China Construction Bank Corp., Class H	530,630	338,866
China Everbright Environment Group, Ltd.	234,925	125,037
China Gas Holdings, Ltd.	165,400	254,244
China Jinmao Holdings Group, Ltd.	352,000	81,687
China Life Insurance Co., Ltd., Class H	92,000	137,027
China Longyuan Power Group Corp., Ltd., Class H	188,000	302,033
China Mengniu Dairy Co., Ltd.	58,000	269,468
China Merchants Bank Co., Ltd., Class H	35,024	189,245
China Merchants Port Holdings Co., Ltd.	42,035	67,796
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	151,947
China National Building Material Co., Ltd., Class H	166,000	166,618
China Northern Rare Earth Group High-Tech Co., Ltd.	15,200	70,947

7
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Oilfield Services, Ltd., Class H	198,000	$ 182,393
China Overseas Land & Investment, Ltd.	115,160	318,235
China Petroleum & Chemical Corp., Class H	1,715,741	808,897
China Railway Group, Ltd., Class H	281,000	167,278
China Resources Beer Holdings Co., Ltd.	34,000	234,522
China Resources Gas Group, Ltd.	64,000	268,572
China Resources Land, Ltd.	86,000	359,160
China Resources Medical Holdings Co., Ltd.	355,000	216,081
China Resources Power Holdings Co., Ltd.	139,600	262,831
China Shenhua Energy Co., Ltd., Class H	252,500	713,651
China Shineway Pharmaceutical Group, Ltd.	246,000	195,893
China Southern Airlines Co., Ltd., Class H(2)	108,000	58,490
China State Construction Engineering Corp., Ltd.	156,440	117,045
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	209,275
China Travel International Investment Hong Kong, Ltd.(1)(2)	714,855	134,854
China Vanke Co., Ltd., Class H	149,577	284,507
China Yangtze Power Co., Ltd., Class A	162,200	575,531
Chongqing Changan Automobile Co., Ltd., Class A	93,626	255,807
CIFI Holdings Group Co., Ltd.(1)	388,960	105,638
CITIC, Ltd.	142,000	153,585
CMOC Group, Ltd., Class H	366,000	179,683
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)(2)	186,000	127,890
COSCO SHIPPING Holdings Co., Ltd., Class H	198,866	298,355
COSCO SHIPPING Ports, Ltd.	110,000	82,117
Country Garden Holdings Co., Ltd.(1)	400,880	155,028
Country Garden Services Holdings Co., Ltd.	56,589	126,196
CSPC Pharmaceutical Group, Ltd.	323,760	354,502
Daqo New Energy Corp. ADR(2)	1,900	122,930
Dong-E-E-Jiao Co., Ltd., Class A	16,200	86,162
Dongfeng Motor Group Co., Ltd., Class H	110,000	76,009
East Money Information Co., Ltd., Class A	20,626	68,317
Focus Media Information Technology Co., Ltd., Class A	196,344	172,521
Ganfeng Lithium Co., Ltd., Class A	14,770	195,895
GDS Holdings, Ltd. ADR(2)	9,300	257,424
Gemdale Corp.	80,700	140,416
Great Wall Motor Co., Ltd., Class H	50,000	79,266
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	64,813
Guangdong Investment, Ltd.	186,000	181,187
Haier Smart Home Co., Ltd., Class H	47,553	152,194
Han's Laser Technology Industry Group Co., Ltd., Class A	23,400	110,521
Hengan International Group Co., Ltd.	24,500	118,585
Huadian Power International Corp., Ltd., Class H(1)	240,000	83,081
Huadong Medicine Co., Ltd., Class A	56,653	379,114
Huaneng Power International, Inc., Class H(2)	420,000	200,807
Huayu Automotive Systems Co., Ltd.	53,308	173,622
Security	Shares	Value
China (continued)
Hubei Energy Group Co., Ltd., Class A	94,014	$ 69,621
Hundsun Technologies, Inc.	24,224	152,910
Iflytek Co., Ltd., Class A	34,550	216,002
Industrial & Commercial Bank of China, Ltd., Class H	495,000	261,700
Industrial Bank Co., Ltd., Class A	25,302	66,840
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	237,569
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	283,027
Innovent Biologics, Inc.(2)(3)	44,000	183,922
JD.com, Inc. ADR	6,406	381,157
Jiangsu Expressway Co., Ltd., Class H	108,000	94,248
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,761	203,315
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	358,393
Jiangxi Copper Co., Ltd., Class H	154,000	188,650
Jinke Properties Group Co., Ltd., Class A(2)	130,499	50,790
Kingboard Holdings, Ltd.	87,100	254,829
Kingdee International Software Group Co., Ltd.(2)	99,000	213,753
Kingsoft Corp., Ltd.	32,800	109,518
Kunlun Energy Co., Ltd.	338,000	248,824
Kweichow Moutai Co., Ltd., Class A	2,900	817,078
Lee & Man Paper Manufacturing, Ltd.	275,000	104,694
Lenovo Group, Ltd.	204,000	197,838
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	88,650
Li Ning Co., Ltd.	21,208	172,031
Longfor Group Holdings, Ltd.(3)	49,500	165,398
LONGi Green Energy Technology Co., Ltd., Class A	63,389	580,789
Luxshare Precision Industry Co., Ltd., Class A	71,034	358,277
Luye Pharma Group, Ltd.(1)(2)(3)	496,500	148,930
Maanshan Iron & Steel Co., Ltd., Class H	286,000	76,794
NARI Technology Co., Ltd., Class A	49,224	213,591
NetEase, Inc. ADR	3,410	317,062
Nine Dragons Paper Holdings, Ltd.	195,000	160,825
Offshore Oil Engineering Co., Ltd.	141,100	88,550
OFILM Group Co., Ltd., Class A(2)	65,800	59,181
PetroChina Co., Ltd., Class H	1,922,000	897,496
Ping An Bank Co., Ltd., Class A	35,488	66,912
Ping An Insurance Group Co. of China, Ltd., Class H	44,000	258,590
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	234,725
Poly Property Group Co., Ltd.	700,000	150,032
Power Construction Corp. of China, Ltd.	53,800	57,973
SAIC Motor Corp., Ltd.	55,100	132,714
Sanan Optoelectronics Co., Ltd.	84,900	279,811
SDIC Power Holdings Co., Ltd.	98,000	150,383
Shan Xi Hua Yang Group New Energy Co., Ltd.	54,100	171,415
Shandong Gold Mining Co., Ltd.	50,680	137,648
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	140,096

8
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Shanghai Electric Group Co., Ltd., Class H(2)	282,000	$ 70,575
Shanghai Industrial Holdings, Ltd.	117,000	165,440
Shanxi Lu'an Environmental Energy Development Co., Ltd.	41,000	83,827
Shenzhen Inovance Technology Co., Ltd., Class A	27,900	274,034
Shenzhen Investment, Ltd.	674,000	127,070
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	113,563
Shimao Group Holdings, Ltd.(4)	118,500	33,362
Siasun Robot & Automation Co., Ltd., Class A(2)	55,000	88,262
Sichuan Chuantou Energy Co., Ltd.	88,600	164,121
Sino Biopharmaceutical, Ltd.	475,500	275,668
Sino-Ocean Group Holding, Ltd.	659,000	106,652
Sinopec Shanghai Petrochemical Co., Ltd., Class H	877,000	144,447
Sinopharm Group Co., Ltd., Class H	60,400	138,388
Sunac China Holdings, Ltd.(1)(4)	133,000	38,799
Sunny Optical Technology Group Co., Ltd.	26,700	361,214
Tencent Holdings, Ltd.	50,739	1,961,002
Tingyi (Cayman Islands) Holding Corp.	56,000	92,186
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	191,205
Trip.com Group, Ltd. ADR(2)	5,254	135,448
Tsingtao Brewery Co., Ltd., Class H	13,566	132,514
Vnet Group, Inc. ADR(2)	14,100	72,756
Wanhua Chemical Group Co., Ltd.	19,665	244,712
Want Want China Holdings, Ltd.	162,920	132,591
Weichai Power Co., Ltd., Class H	102,742	146,889
Weimob, Inc.(1)(2)(3)	219,000	114,306
WH Group, Ltd.(3)	248,121	187,911
Wuliangye Yibin Co., Ltd., Class A	15,200	403,081
WuXi Biologics Cayman, Inc.(2)(3)	90,000	861,490
Xinyi Solar Holdings, Ltd.	170,000	288,798
Yangzijiang Financial Holdings, Ltd.(2)	326,900	93,474
Yangzijiang Shipbuilding Holdings, Ltd.	200,300	135,043
Yankuang Energy Group Co., Ltd., Class H(1)	118,000	368,728
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(2)	65,900	146,026
Yuexiu Property Co., Ltd.	128,000	159,912
Yunnan Baiyao Group Co., Ltd., Class A	29,680	243,194
Zhaojin Mining Industry Co., Ltd., Class H(2)	77,500	74,025
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	153,120
Zhejiang Expressway Co., Ltd., Class H	116,000	93,365
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	125,116
Zhuzhou CRRC Times Electric Co., Ltd., Class H	32,800	140,855
Zijin Mining Group Co., Ltd., Class H	318,000	372,636
ZTE Corp., Class H	155,303	334,203
ZTO Express Cayman, Inc. ADR	6,900	176,571
		$ 36,220,830
Security	Shares	Value
Colombia — 1.0%
Bancolombia S.A.	16,923	$ 142,071
Bancolombia S.A. ADR, PFC Shares	7,055	204,383
Cementos Argos S.A.	96,156	87,476
Corp. Financiera Colombiana S.A.(2)	7,103	32,475
Ecopetrol S.A.	1,233,852	656,212
Grupo Argos S.A.	82,564	233,036
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	80,706
Grupo de Inversiones Suramericana S.A.	5,521	51,514
Grupo Nutresa S.A.	33,093	308,003
Interconexion Electrica S.A.	72,888	350,243
		$ 2,146,119
Croatia — 0.6%
Adris Grupa DD, PFC Shares	2,817	$ 152,614
Atlantic Grupa DD	1,216	63,422
Ericsson Nikola Tesla DD	639	131,846
Hrvatski Telekom DD	11,170	268,313
Koncar-Elektroindustrija DD	631	74,573
Podravka Prehrambena Ind DD	1,816	142,954
Valamar Riviera DD(2)	112,686	483,449
Zagrebacka Banka DD	8,951	78,994
		$ 1,396,165
Czech Republic — 0.6%
CEZ AS	23,605	$ 1,072,687
Komercni Banka AS	8,757	221,258
Philip Morris CR AS	119	82,026
		$ 1,375,971
Egypt — 0.6%
Cleopatra Hospital(2)	330,000	$ 73,218
Commercial International Bank Egypt SAE	160,218	321,344
E Finance Investment Group	106,000	76,827
Eastern Co. SAE	349,265	181,827
Egypt Kuwait Holding Co. SAE	107,500	136,685
Egyptian Financial Group-Hermes Holding Co.(2)	63,296	38,401
ElSewedy Electric Co.(2)	125,156	43,673
Fawry for Banking Technology and Electronic Payments SAE(2)	382,000	63,013
Ibnsina Pharma SAE	300,658	23,911
Juhayna Food Industries	143,563	56,915
Oriental Weavers	271,447	94,738
Talaat Moustafa Group	316,254	119,292
Telecom Egypt Co.	67,509	47,678
		$ 1,277,522

9
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Estonia — 0.5%
AS Merko Ehitus	5,570	$ 76,363
AS Tallink Grupp(2)	1,117,408	598,870
AS Tallinna Kaubamaja Grupp	43,232	442,027
		$ 1,117,260
Ghana — 0.5%
Ghana Commercial Bank, Ltd.	1,347,533	$ 790,285
Standard Chartered Bank of Ghana, Ltd.	175,500	417,892
		$ 1,208,177
Greece — 1.3%
Aegean Airlines S.A.(2)	19,784	$ 104,838
Alpha Services and Holdings S.A.(2)	120,393	107,009
Costamare, Inc.	8,819	103,447
Eurobank Ergasias Services and Holdings S.A.(2)	145,099	133,661
GEK Terna Holding Real Estate Construction S.A.(2)	11,096	109,849
Hellenic Petroleum Holdings S.A.	7,821	50,301
Hellenic Telecommunications Organization S.A.	27,442	472,495
Holding Co. ADMIE IPTO S.A.	26,908	50,751
JUMBO S.A.	20,353	315,569
Motor Oil (Hellas) Corinth Refineries S.A.	12,273	212,732
Mytilineos S.A.	13,977	216,178
National Bank of Greece S.A.(2)	31,588	98,959
OPAP S.A.	27,948	387,200
Public Power Corp. S.A.(2)	15,885	94,231
Terna Energy S.A.	7,268	130,745
Titan Cement International S.A.	12,190	139,979
Tsakos Energy Navigation, Ltd.	7,720	95,342
		$ 2,823,286
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 34,552
MOL Hungarian Oil & Gas PLC	73,276	539,489
OTP Bank Nyrt.	13,128	271,019
Richter Gedeon Nyrt.	25,501	521,629
		$ 1,366,689
India — 4.9%
ACC, Ltd.	1,578	$ 44,456
Adani Enterprises, Ltd.	4,154	134,984
Adani Ports and Special Economic Zone, Ltd.	6,249	60,425
Apollo Hospitals Enterprise, Ltd.	4,712	250,615
Asian Paints, Ltd.	3,500	147,777
Aurobindo Pharma, Ltd.	20,924	144,593
Axis Bank, Ltd.	16,772	154,045
Bajaj Auto, Ltd.	2,234	110,535
Security	Shares	Value
India (continued)
Bharat Forge, Ltd.	6,089	$ 56,320
Bharat Petroleum Corp., Ltd.	16,891	70,470
Bharti Airtel, Ltd.(2)	55,821	478,678
Biocon, Ltd.	20,599	80,148
Cipla, Ltd.	17,893	221,551
Coal India, Ltd.	25,404	68,105
Container Corp. of India, Ltd.	9,400	84,482
Crompton Greaves Consumer Electricals, Ltd.	19,469	97,181
Cummins India, Ltd.	7,301	113,310
Divi's Laboratories, Ltd.	3,350	162,311
DLF, Ltd.	20,247	98,553
Dr. Reddy's Laboratories, Ltd.	3,717	192,364
Eicher Motors, Ltd.	3,860	150,529
GAIL (India), Ltd.	104,139	192,996
Godrej Consumer Products, Ltd.(2)	12,875	138,770
Grasim Industries, Ltd.	4,143	82,608
Gujarat State Petronet, Ltd.	19,482	57,115
Havells India, Ltd.	5,343	84,506
HCL Technologies, Ltd.	18,017	216,581
Hero MotoCorp, Ltd.	3,443	122,445
Hindalco Industries, Ltd.	10,436	55,053
Hindustan Unilever, Ltd.	8,311	277,049
Housing Development Finance Corp., Ltd.	6,372	193,199
ICICI Bank, Ltd.	18,720	194,726
Indian Oil Corp., Ltd.	73,810	67,797
Indus Towers, Ltd.	18,446	51,951
Infosys, Ltd.	53,369	1,044,399
Ipca Laboratories, Ltd.	6,080	77,266
ITC, Ltd.	34,786	133,775
JSW Steel, Ltd.	14,970	119,505
Kotak Mahindra Bank, Ltd.	3,824	87,999
Larsen & Toubro, Ltd.	6,635	151,730
Lupin, Ltd.	10,226	82,999
Mahindra & Mahindra, Ltd.	7,902	116,414
Maruti Suzuki India, Ltd.	1,314	146,095
Nestle India, Ltd.	559	136,832
NTPC, Ltd.	142,226	274,882
Oil & Natural Gas Corp., Ltd.	63,509	107,852
Piramal Enterprises, Ltd.	1,868	41,967
Power Grid Corp. of India, Ltd.	45,766	124,053
Reliance Industries, Ltd.	24,674	784,036
Siemens, Ltd.	2,441	83,411
Sun Pharmaceutical Industries, Ltd.	27,576	329,044
Sun TV Network, Ltd.	7,988	47,751
Tata Consultancy Services, Ltd.	13,903	581,563
Tata Consumer Products, Ltd.	7,384	75,765

10
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Tata Motors, Ltd.(2)	22,152	$ 126,294
Tata Power Co., Ltd. (The)	53,099	149,584
Tata Steel, Ltd.	67,800	92,452
Tech Mahindra, Ltd.	14,661	195,204
Titan Co., Ltd.	4,132	123,212
Torrent Pharmaceuticals, Ltd.	9,488	182,850
UltraTech Cement, Ltd.	1,522	125,871
UPL, Ltd.	7,038	65,920
Vedanta, Ltd.	20,367	65,599
Vodafone Idea, Ltd.(2)	759,569	83,813
Voltas, Ltd.	6,353	80,547
Wipro, Ltd.	21,949	117,185
WNS Holdings, Ltd. ADR(2)	2,100	182,091
Zee Entertainment Enterprises, Ltd.	44,401	138,249
Zydus Life Sciences, Ltd.	18,997	83,280
		$ 11,015,717
Indonesia — 2.6%
Ace Hardware Indonesia Tbk PT	1,088,200	$ 52,109
Adaro Energy Indonesia Tbk PT	1,558,000	342,103
AKR Corporindo Tbk PT	2,350,000	198,415
Aneka Tambang Tbk PT	939,800	124,149
Astra International Tbk PT	1,551,200	662,514
Bank Central Asia Tbk PT	514,500	255,840
Bank Mandiri Persero Tbk PT	256,000	143,298
Bank Negara Indonesia Persero Tbk PT	113,000	59,971
Bank Rakyat Indonesia Persero Tbk PT	505,368	149,181
Bukit Asam Tbk PT	433,000	125,711
Bumi Serpong Damai Tbk PT(2)	3,215,100	199,685
Charoen Pokphand Indonesia Tbk PT	346,400	130,822
Erajaya Swasembada Tbk PT	4,907,500	165,084
Gudang Garam Tbk PT	57,100	107,216
Indocement Tunggal Prakarsa Tbk PT	241,800	151,833
Indofood Sukses Makmur Tbk PT	271,700	124,615
Jasa Marga (Persero) Tbk PT(2)	307,000	73,743
Kalbe Farma Tbk PT	4,445,600	485,783
Lippo Karawaci Tbk PT(2)	19,017,880	134,687
Medco Energi Internasional Tbk PT(2)	1,299,520	53,703
Mitra Adiperkasa Tbk PT(2)	1,163,700	69,897
Mitra Keluarga Karyasehat Tbk PT	1,185,700	199,134
Perusahaan Gas Negara Tbk PT	542,500	61,592
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	101,418
Semen Indonesia Persero Tbk PT	320,600	141,271
Telkom Indonesia Persero Tbk PT	1,606,600	458,877
Tower Bersama Infrastructure Tbk PT	577,800	119,793
Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	309,900	$ 94,364
United Tractors Tbk PT	182,683	399,238
Vale Indonesia Tbk PT(2)	199,900	82,514
Waskita Karya Persero Tbk PT(2)	2,474,900	86,103
Wijaya Karya Persero Tbk PT(2)	982,300	62,030
XL Axiata Tbk PT	485,100	77,651
		$ 5,694,344
Jordan — 0.6%
Arab Bank PLC	61,776	$ 438,423
Arab Potash Co. PLC	7,642	469,423
Bank of Jordan	24,010	72,671
Jordan Islamic Bank	13,918	73,603
Jordan Petroleum Refinery	26,800	261,125
Jordanian Electric Power Co.	17,394	43,655
		$ 1,358,900
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(2)(5)	16,192	$ 151,963
Kcell JSC GDR(5)	96,329	288,041
		$ 440,004
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 61,437
East African Breweries, Ltd.	238,480	313,013
Equity Group Holdings PLC	580,700	234,665
KCB Group PLC	255,920	88,327
Safaricom PLC	2,821,172	701,218
		$ 1,398,660
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	155,083	$ 452,745
Boubyan Bank KSCP	26,515	71,513
Boubyan Petrochemicals Co. KSCP	2,441	7,457
Burgan Bank SAK	73,316	56,495
Gulf Bank KSCP	116,519	137,041
Kuwait Finance House KSCP	150,499	437,129
Mabanee Co. KPSC	125,697	335,831
Mobile Telecommunications Co. KSCP	213,804	423,580
National Bank of Kuwait SAK	139,598	487,508
National Industries Group Holding SAK	241,309	217,968
		$ 2,627,267
Lithuania — 0.4%
Apranga PVA	97,326	$ 194,310
Klaipedos Nafta AB(2)	432,131	112,556

11
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Lithuania (continued)
Rokiskio Suris	110,172	$ 340,138
Siauliu Bankas AB	400,003	233,976
		$ 880,980
Malaysia — 2.4%
Axiata Group Bhd	104,550	$ 67,422
CIMB Group Holdings Bhd	90,800	106,378
Dialog Group Bhd	655,731	326,007
Digi.com Bhd	79,844	65,203
Gamuda Bhd	81,500	68,757
Genting Bhd	263,000	279,959
Genting Malaysia Bhd	265,500	174,559
Globetronics Technology Bhd	582,200	162,827
Hartalega Holdings Bhd	212,408	130,814
Hong Leong Bank Bhd	15,800	74,552
IGB Real Estate Investment Trust	192,600	70,134
IHH Healthcare Bhd	476,500	685,147
IJM Corp. Bhd	173,880	69,232
Inari Amertron Bhd	658,600	425,528
IOI Properties Group Bhd	266,058	59,518
KLCCP Stapled Group	42,600	67,262
Kossan Rubber Industries Bhd	210,000	59,012
Kuala Lumpur Kepong Bhd	14,600	71,911
Magnum Bhd	192,167	71,745
Malayan Banking Bhd	64,187	127,842
Malaysia Airports Holdings Bhd(2)	50,000	70,247
Maxis Bhd	70,100	57,860
MISC Bhd	43,400	70,383
My EG Services Bhd	1,255,100	219,082
Nestle Malaysia Bhd	2,600	78,730
Petronas Chemicals Group Bhd	66,900	133,642
Petronas Dagangan Bhd	56,900	286,633
Petronas Gas Bhd	19,600	75,539
Press Metal Aluminium Holdings Bhd	79,740	87,266
Public Bank Bhd	166,990	174,222
Silverlake Axis, Ltd.	627,992	182,551
Sime Darby Plantation Bhd	81,539	79,902
Sports Toto Bhd	274,265	114,668
Supermax Corp. Bhd	220,554	40,417
Telekom Malaysia Bhd	62,300	79,626
Tenaga Nasional Bhd	30,638	56,870
Top Glove Corp. Bhd	696,800	151,243
VS Industry Bhd	999,400	227,294
YTL Corp. Bhd	404,791	51,897
		$ 5,401,881
Security	Shares	Value
Mauritius — 0.6%
Alteo, Ltd.	245,799	$ 165,813
CIEL, Ltd.	1,444,295	194,728
Lighthouse Properties PLC	23,262	10,390
MCB Group, Ltd.	55,102	342,388
Phoenix Beverages, Ltd.	10,244	132,784
Rogers & Co., Ltd.	288,149	169,478
SBM Holdings, Ltd.	1,674,963	165,475
Sun, Ltd., Class A(2)	121,200	69,527
United Basalt Products, Ltd.	21,996	64,928
		$ 1,315,511
Mexico — 4.8%
Alfa SAB de CV, Series A	299,472	$ 205,813
Alsea SAB de CV(2)	81,000	158,023
America Movil SAB de CV, Series L(1)	1,683,605	1,599,736
Arca Continental SAB de CV	22,080	152,644
Bolsa Mexicana de Valores SAB de CV	46,975	88,118
Cemex SAB de CV, Series CPO(2)	1,261,339	506,751
Coca-Cola Femsa SAB de CV, Series L	27,785	167,810
Corporacion Inmobiliaria Vesta SAB de CV	97,400	190,830
El Puerto de Liverpool SAB de CV	47,280	212,378
Fibra Uno Administracion S.A. de CV	451,390	462,782
Fomento Economico Mexicano SAB de CV, Series UBD	100,456	623,467
Genomma Lab Internacional SAB de CV(1)	76,500	71,413
Gruma SAB de CV, Class B(1)	15,455	192,082
Grupo Aeroportuario del Centro Norte SAB de CV	38,200	232,605
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	36,487	493,909
Grupo Aeroportuario del Sureste SAB de CV, Class B	21,430	402,887
Grupo Bimbo SAB de CV, Series A	101,045	357,627
Grupo Carso SAB de CV, Series A1	77,100	300,677
Grupo Elektra SAB de CV(1)	2,213	129,940
Grupo Financiero Banorte SAB de CV, Class O	81,700	465,620
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	114,900	212,322
Grupo Mexico SAB de CV, Series B(1)	218,779	867,045
Grupo Televisa SAB ADR	35,500	277,610
Industrias Penoles SAB de CV(1)	9,580	96,728
Kimberly-Clark de Mexico SAB de CV, Class A(1)	82,200	121,372
Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	314,655
Orbia Advance Corporation, SAB de CV	88,999	197,072
PLA Administradora Industrial S de RL de CV	127,200	182,262
Promotora y Operadora de Infraestructura SAB de CV	28,415	205,598
Ternium S.A. ADR(1)	5,500	194,865
Vista Energy SAB de CV ADR(2)	8,300	72,874
Wal-Mart de Mexico SAB de CV, Series V	256,980	934,232
		$ 10,691,747

12
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Morocco — 0.6%
Attijariwafa Bank	3,868	$ 161,597
Bank of Africa	5,578	97,539
Banque Centrale Populaire	4,848	117,804
Co Sucrerie Marocaine et de Raffinage	8,110	169,144
Itissalat AI-Maghrib	23,401	270,487
Label Vie	228	100,320
LafargeHolcim Maroc S.A.	1,240	203,336
Societe d'Exploitation des Ports	4,496	113,066
TAQA Morocco S.A.	695	74,213
TotalEnergies Marketing Maroc S.A.	466	72,495
		$ 1,380,001
Nigeria — 1.0%
Access Holdings PLC(4)	9,080,193	$ 85,059
Dangote Cement PLC(4)	1,831,432	459,470
FBN Holdings PLC(4)	8,190,197	94,509
Flour Mills of Nigeria PLC(4)	3,215,556	102,539
Guaranty Trust Holding Co. PLC(4)	8,113,125	168,832
Lafarge Africa PLC(4)	3,378,540	82,262
MTN Nigeria Communications PLC(4)	1,163,700	250,364
Nestle Nigeria PLC(4)	141,303	184,940
Nigerian Breweries PLC(4)	2,570,740	120,807
SEPLAT Energy PLC(4)	193,710	305,077
Stanbic IBTC Holdings PLC(4)	1,515,038	44,127
Transnational Corp. of Nigeria PLC(4)	44,100,342	51,453
United Bank for Africa PLC(4)	10,544,352	79,444
Zenith Bank PLC(4)	7,051,959	152,579
		$ 2,181,462
Oman — 0.6%
Bank Muscat SAOG	231,830	$ 361,632
HSBC Bank Oman SAOG	181,355	72,313
National Bank of Oman SAOG	149,081	94,453
Oman Cement Co. SAOG	72,148	50,541
Oman Flour Mills Co. SAOG	40,801	60,451
Oman Telecommunications Co. SAOG	132,628	314,968
Omani Qatari Telecommunications Co. SAOG	140,637	142,912
Ominvest	103,161	92,152
Renaissance Services SAOG	46,857	58,827
Sembcorp Salalah Power & Water Co.	410,180	77,032
Sohar International Bank SAOG	178,742	52,118
		$ 1,377,399
Pakistan — 0.5%
Engro Corp., Ltd.	42,010	$ 41,259
Fauji Fertilizer Co., Ltd.	101,890	44,160
Security	Shares	Value
Pakistan (continued)
Habib Bank, Ltd.	160,318	$ 57,955
Hub Power Co., Ltd. (The)	202,646	54,742
Lucky Cement, Ltd.(2)	20,831	35,921
Mari Petroleum Co., Ltd.	10,863	76,946
MCB Bank, Ltd.	163,295	83,732
Millat Tractors, Ltd.	61,454	211,163
Nishat Mills, Ltd.	110,771	31,236
Oil & Gas Development Co., Ltd.	214,891	72,352
Pakistan Oilfields, Ltd.	56,711	92,741
Pakistan Petroleum, Ltd.	387,571	110,974
Pakistan State Oil Co., Ltd.	144,660	104,361
Searle Co., Ltd. (The)	77,416	31,770
United Bank, Ltd.	77,168	35,525
		$ 1,084,837
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,100	$ 181,435
Copa Holdings S.A., Class A(2)	4,958	333,277
		$ 514,712
Peru — 1.2%
Alicorp SAA	132,997	$ 179,235
Cia de Minas Buenaventura SAA ADR(1)	55,750	303,280
Credicorp, Ltd.	5,200	672,880
Ferreycorp SAA	406,946	208,075
InRetail Peru Corp.(3)	5,682	167,149
Southern Copper Corp.	18,176	905,165
Volcan Cia Minera SAA, Class B(2)	849,375	125,884
		$ 2,561,668
Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	202,000	$ 209,033
Aboitiz Power Corp.	318,600	188,824
AC Energy Corp.	44,685	6,795
Alliance Global Group, Inc.	276,700	49,670
Ayala Corp.	14,895	167,753
Ayala Land, Inc.	463,731	212,823
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	89,460	150,999
BDO Unibank, Inc.	98,694	214,235
Bloomberry Resorts Corp.(2)	952,800	104,656
Converge Information and Communications Technology Solutions, Inc.(2)	241,400	83,405
Cosco Capital, Inc.	1,440,100	112,316
D&L Industries, Inc.	493,300	63,838

13
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Emperador, Inc.	380,500	$ 130,277
First Gen Corp.	319,822	99,993
Globe Telecom, Inc.	5,729	214,355
GT Capital Holdings, Inc.	8,000	65,853
International Container Terminal Services, Inc.	62,100	218,776
JG Summit Holdings, Inc.	178,958	167,167
Jollibee Foods Corp.	100,226	365,952
Manila Electric Co.	49,700	306,761
Manila Water Co.	415,800	115,594
Megaworld Corp.	1,361,400	55,874
Metropolitan Bank & Trust Co.	140,032	123,518
Petron Corp.(2)	1,006,400	52,402
PLDT, Inc.	13,440	405,558
Puregold Price Club, Inc.	337,403	184,888
San Miguel Corp.	38,970	74,592
Semirara Mining & Power Corp.	158,920	119,749
SM Investments Corp.	28,971	407,948
SM Prime Holdings, Inc.	671,029	445,949
Universal Robina Corp.	196,255	395,217
Wilcon Depot, Inc.	244,700	122,838
		$ 5,637,608
Poland — 2.4%
AmRest Holdings SE(2)	13,322	$ 53,858
Asseco Poland S.A.	22,858	356,170
Bank Polska Kasa Opieki S.A.	9,961	157,763
Budimex S.A.	9,658	527,553
Cyfrowy Polsat S.A.	41,244	177,772
Enea S.A.(2)	30,914	63,124
Eurocash S.A.	203,900	504,738
Grupa Azoty S.A.(2)	9,267	86,271
KGHM Polska Miedz S.A.	13,493	338,239
LPP S.A.	209	447,773
mBank S.A.(2)	1,863	89,117
Neuca S.A.	662	110,053
Orange Polska S.A.	197,276	255,997
PGE S.A.(2)	63,422	141,794
Polski Koncern Naftowy ORLEN S.A.	54,402	888,650
Polskie Gornictwo Naftowe i Gazownictwo S.A.(2)	270,300	403,909
Powszechna Kasa Oszczednosci Bank Polski S.A.(2)	54,532	308,624
Powszechny Zaklad Ubezpieczen S.A.	29,335	192,168
Santander Bank Polska S.A.	1,762	89,471
Tauron Polska Energia S.A.(2)	144,008	101,643
		$ 5,294,687
Security	Shares	Value
Qatar — 1.4%
Aamal Co. QSC	230,000	$ 73,003
Al Meera Consumer Goods Co.	26,169	127,081
Barwa Real Estate Co.	224,034	219,707
Commercial Bank PSQC (The)	49,707	99,076
Gulf International Services QSC(2)	443,811	241,654
Industries Qatar	117,245	546,105
Masraf Al Rayan QSC	147,361	176,483
Medicare Group	45,960	85,874
Ooredoo QPSC	91,470	232,140
Qatar Electricity & Water Co. QSC	44,621	224,780
Qatar Gas Transport Co., Ltd.	228,433	254,502
Qatar Islamic Bank	27,137	189,929
Qatar National Bank QPSC	80,985	443,770
United Development Co. QSC	156,214	64,635
Vodafone Qatar QSC	215,393	97,792
		$ 3,076,531
Romania — 0.6%
Banca Transilvania S.A.	860,550	$ 353,185
BRD-Groupe Societe Generale S.A.	27,477	73,812
OMV Petrom S.A.	4,086,720	450,033
Societatea Energetica Electrica S.A.	58,301	98,881
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	31,346	311,967
Transgaz S.A. Medias	1,982	98,052
		$ 1,385,930
Russia (6) — 0.0%
Aeroflot PJSC(2)(4)	320,440	$ 0
Alrosa PJSC(4)	177,900	0
Detsky Mir PJSC(3)(4)	105,940	0
Evraz PLC(4)	34,831	0
Federal Grid Co. Unified Energy System PJSC(2)(4)	54,265,440	0
Globaltrans Investment PLC GDR(4)(5)	40,040	0
Inter RAO UES PJSC(4)	6,829,769	0
Magnit PJSC(4)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(4)	182,710	0
Mobile TeleSystems PJSC(4)	89,417	0
Moscow Exchange MICEX-RTS PJSC(2)(4)	47,890	0
OGK-2 PJSC(4)	12,211,000	0
PhosAgro PJSC GDR(4)(5)	49	0
PhosAgro PJSC GDR(4)(5)	7,643	0
PIK Group PJSC(2)(4)	20,850	0
QIWI PLC ADR(1)(4)	6,066	0
Rosseti PJSC(2)(4)	3,556,000	0
Rostelecom PJSC(4)	107,057	0
RusHydro PJSC(4)	16,550,080	0

14
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Sberbank of Russia PJSC(2)(4)	123,888	$ 0
Severstal PAO GDR(4)(5)	13,622	0
Sistema PJSFC(4)	453,878	0
Surgutneftegas PJSC, PFC Shares(4)	260,300	0
Unipro PJSC(4)	1,521,000	0
Yandex NV, Class A(2)(4)	26,400	0
		$ 0
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	6,103	$ 189,822
Advanced Petrochemical Co.	4,088	53,612
Al Hammadi Co. for Development and Investment	15,281	174,461
Al Rajhi Bank	21,900	527,683
Alandalus Property Co.	22,858	99,154
Aldrees Petroleum and Transport Services Co.	4,272	82,415
Almarai Co. JSC	28,097	391,918
Arabian Centres Co., Ltd.	26,197	139,612
Arriyadh Development Co.	32,790	201,949
Astra Industrial Group	12,671	148,658
Banque Saudi Fransi	11,191	153,406
Dallah Healthcare Co.	6,434	211,761
Dar Al Arkan Real Estate Development Co.(2)	57,820	195,281
Dr Sulaiman Al Habib Medical Services Group Co.	11,370	623,841
Dur Hospitality Co.(2)	17,800	111,554
Emaar Economic City(2)	88,268	239,270
Etihad Etisalat Co.	29,220	295,038
Fawaz Abdulaziz Al Hokair & Co.(2)	16,655	80,598
Herfy Food Services Co.(2)	4,801	57,159
Jarir Marketing Co.	9,516	414,629
Leejam Sports Co. JSC	4,692	141,010
Maharah Human Resources Co.	3,090	53,244
Mobile Telecommunications Co. Saudi Arabia(2)	27,145	85,316
Mouwasat Medical Services Co.	6,039	397,632
National Gas & Industrialization Co.	7,147	83,406
National Medical Care Co.	4,000	62,623
Riyad Bank	16,422	159,908
SABIC Agri-Nutrients Co.	3,518	125,543
Sahara International Petrochemical Co.	6,353	81,083
Saudi Airlines Catering Co.(2)	7,873	167,424
Saudi Arabian Mining Co.(2)	14,352	218,235
Saudi Arabian Oil Co.(3)	116,957	1,249,968
Saudi Basic Industries Corp.	13,227	352,411
Saudi British Bank (The)	11,656	131,220
Saudi Ceramic Co.	8,453	82,155
Saudi Chemical Co. Holding	7,125	56,426
Saudi Electricity Co.	117,968	780,694
Security	Shares	Value
Saudi Arabia (continued)
Saudi Ground Services Co.(2)	22,667	$ 170,007
Saudi Industrial Investment Group	10,164	75,878
Saudi Kayan Petrochemical Co.(2)	25,009	101,653
Saudi National Bank (The)	22,107	414,987
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	72,670
Saudi Public Transport Co.(2)	16,000	70,147
Saudi Telecom Co.	27,126	729,380
Saudia Dairy & Foodstuff Co.	4,476	186,152
Savola Group (The)	26,583	236,472
Seera Group Holding(2)	50,976	225,422
United Electronics Co.	5,409	171,564
United International Transportation Co.	7,246	93,320
Yanbu National Petrochemical Co.	5,300	70,470
		$ 11,238,241
Slovenia — 0.6%
Cinkarna Celje DD	267	$ 77,607
Krka dd Novo mesto	7,869	780,292
Luka Koper	2,454	59,753
Petrol	221	115,621
Pozavarovalnica Sava DD	3,525	89,010
Telekom Slovenije DD	1,159	66,925
Zavarovalnica Triglav DD	2,806	108,447
		$ 1,297,655
South Africa — 4.8%
Anglo American Platinum, Ltd.	1,944	$ 149,125
AngloGold Ashanti, Ltd.	9,504	140,081
Aspen Pharmacare Holdings, Ltd.	64,491	565,214
AVI, Ltd.	29,338	122,408
Barloworld, Ltd.	41,807	230,691
Bid Corp., Ltd.	19,000	350,490
Bidvest Group, Ltd. (The)	65,642	845,169
Capitec Bank Holdings, Ltd.	1,232	148,057
Clicks Group, Ltd.	13,500	227,975
DataTec, Ltd.	72,300	191,271
Discovery, Ltd.(2)	21,090	162,974
Equites Property Fund, Ltd.	104,000	119,563
Exxaro Resources, Ltd.	51,110	621,253
FirstRand, Ltd.	77,535	306,711
Fortress REIT, Ltd., Class A	264,918	191,276
Foschini Group, Ltd. (The)	12,308	90,158
Gold Fields, Ltd.	15,697	145,180
Growthpoint Properties, Ltd.	441,000	359,446
Harmony Gold Mining Co., Ltd.	18,553	59,266

15
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Hyprop Investments, Ltd.	31,700	$ 70,479
Impala Platinum Holdings, Ltd.	18,462	204,698
Kumba Iron Ore, Ltd.	2,760	82,250
Life Healthcare Group Holdings, Ltd.	258,186	305,892
Mediclinic International PLC(2)	62,346	363,921
Mr Price Group, Ltd.	12,155	132,344
MTN Group, Ltd.	85,400	716,744
MultiChoice Group, Ltd.	20,757	148,761
Naspers, Ltd., Class N	7,507	1,060,637
NEPI Rockcastle S.A.	38,480	212,265
Netcare, Ltd.	149,337	136,874
Pick'n Pay Stores, Ltd.	36,562	121,356
Redefine Properties, Ltd.	579,291	142,307
Resilient REIT, Ltd.	48,463	168,071
Reunert, Ltd.	55,746	137,632
Sanlam, Ltd.	28,912	94,952
Sasol, Ltd.(2)	10,993	230,927
Shoprite Holdings, Ltd.	21,115	285,686
Sibanye Stillwater, Ltd.	48,312	118,680
SPAR Group, Ltd. (The)	14,831	120,142
Standard Bank Group, Ltd.	16,101	155,119
Telkom S.A. SOC, Ltd.(2)	33,018	86,509
Tiger Brands, Ltd.	10,940	108,347
Vodacom Group, Ltd.	36,800	305,757
Wilson Bayly Holmes-Ovcon, Ltd.	19,623	106,699
Woolworths Holdings, Ltd.	46,024	146,793
		$ 10,790,150
South Korea — 4.8%
Alteogen, Inc.(2)	1,548	$ 78,059
AMOREPACIFIC Corp.	852	84,791
AMOREPACIFIC Group	2,180	62,035
Bukwang Pharmaceutical Co., Ltd.	7,850	56,865
Celltrion Healthcare Co., Ltd.	4,125	230,350
Celltrion Pharm, Inc.(2)	1,286	83,979
Celltrion, Inc.	2,878	421,355
CJ CheilJedang Corp.	423	127,498
CJ Logistics Corp.(2)	566	50,797
Coway Co., Ltd.	2,548	125,696
Daewoo Industrial Development Co., Ltd.(2)	3,657	6,193
DL E&C Co., Ltd.	1,924	60,222
E-MART, Inc.	1,232	107,369
GS Engineering & Construction Corp.	3,086	70,945
GS Holdings Corp.	3,569	114,402
Hankook Tire and Technology Co., Ltd.	3,779	101,298
Hanmi Pharm Co., Ltd.	928	221,168
Security	Shares	Value
South Korea (continued)
Hanwha Solutions Corp.(2)	4,103	$ 138,621
HD Hyundai Co., Ltd.	2,610	114,447
Helixmith Co., Ltd.(2)	6,986	98,126
Hugel, Inc.(2)	653	67,619
Hyundai Department Store Co., Ltd.	1,615	82,954
Hyundai Engineering & Construction Co., Ltd.	2,645	86,006
Hyundai Glovis Co., Ltd.	758	106,387
Hyundai Mobis Co., Ltd.	1,292	227,401
Hyundai Motor Co.	2,300	347,790
Hyundai Steel Co.	3,449	90,723
Kakao Corp.	3,776	218,050
Kangwon Land, Inc.(2)	5,706	114,056
KB Financial Group, Inc.	3,231	120,167
Kia Corp.	3,041	190,389
Korea Electric Power Corp.(2)	4,640	79,914
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	993	64,890
Korea Zinc Co., Ltd.	283	104,041
KT&G Corp.	3,552	223,879
Kumho Petrochemical Co., Ltd.	743	74,221
LG Chem, Ltd.	652	303,672
LG Corp.	1,914	119,464
LG Electronics, Inc.	2,209	161,130
LG H&H Co., Ltd.	241	144,848
LG Uplus Corp.	7,151	68,908
MedPacto, Inc.(2)	1,418	29,712
Medytox, Inc.(2)	1,001	89,087
Mezzion Pharma Co., Ltd.(2)	3,897	57,818
Naver Corp.	1,691	338,270
NCSoft Corp.	372	106,872
Orion Corp. of Republic of Korea	1,268	98,164
POSCO Holdings, Inc.	1,219	227,658
S1 Corp.	1,533	75,233
Samsung Biologics Co., Ltd.(2)(3)	629	418,956
Samsung C&T Corp.	1,554	144,264
Samsung Electro-Mechanics Co., Ltd.	1,243	136,878
Samsung Electronics Co., Ltd.	42,405	2,007,247
Samsung SDI Co., Ltd.	523	229,884
Samsung SDS Co., Ltd.	1,370	143,696
Seegene, Inc.	1,860	57,049
Shinhan Financial Group Co., Ltd.	4,669	128,581
SK Hynix, Inc.	4,140	312,971
SK Innovation Co., Ltd.(2)	2,428	351,752
SK, Inc.	913	154,864
S-Oil Corp.	2,051	146,186

16
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Yuhan Corp.	4,054	$ 180,484
Zyle Motors Corp.(2)(4)	5,113	0
		$ 10,786,351
Sri Lanka — 0.3%
Ceylon Tobacco Co. PLC	38,480	$ 62,039
Chevron Lubricants Lanka PLC	343,215	74,089
Commercial Bank of Ceylon PLC	361,272	51,817
Dialog Axiata PLC	1,107,719	27,125
Expolanka Holdings PLC	185,620	90,016
Hatton National Bank PLC	116,192	26,592
John Keells Holdings PLC	495,487	164,150
Lanka IOC PLC	271,858	67,687
Melstacorp PLC	696,058	76,956
Sampath Bank PLC	286,546	25,366
Teejay Lanka PLC	460,029	57,024
		$ 722,861
Taiwan — 7.6%
Accton Technology Corp.	10,000	$ 83,459
Acer, Inc.	119,519	90,682
Advantech Co., Ltd.	8,697	100,053
AirTAC International Group	8,178	224,173
ASE Technology Holding Co., Ltd.	48,561	141,509
Asia Cement Corp.	125,000	173,451
Asustek Computer, Inc.	7,325	69,101
AUO Corp.	187,837	84,346
Catcher Technology Co., Ltd.	20,183	115,274
Cathay Financial Holding Co., Ltd.	65,916	100,558
Center Laboratories, Inc.	105,659	206,942
Chailease Holding Co., Ltd.	12,600	89,608
Cheng Shin Rubber Industry Co., Ltd.	110,672	131,340
China Airlines, Ltd.	124,000	94,751
China Motor Corp.	40,926	69,382
China Steel Corp.	369,734	344,247
Chong Hong Construction Co.	34,000	82,406
Chunghwa Telecom Co., Ltd.	218,746	887,588
CTBC Financial Holding Co., Ltd.	134,275	103,159
Delta Electronics, Inc.	20,151	175,256
Eclat Textile Co., Ltd.	15,159	207,262
EVA Airways Corp.(2)	212,861	244,237
Evergreen International Storage & Transport Corp.	93,000	91,051
Evergreen Marine Corp.	86,441	277,768
Far Eastern Department Stores, Ltd.	212,990	134,928
Far Eastern New Century Corp.	227,695	231,666
Far EasTone Telecommunications Co., Ltd.	121,084	305,286
Security	Shares	Value
Taiwan (continued)
Feng Hsin Steel Co., Ltd.	32,260	$ 71,439
Feng TAY Enterprise Co., Ltd.	40,000	224,085
Formosa Chemicals & Fibre Corp.	108,014	253,219
Formosa Petrochemical Corp.	79,320	224,309
Formosa Plastics Corp.	114,183	352,178
Formosa Taffeta Co., Ltd.	182,149	157,884
Fubon Financial Holding Co., Ltd.	58,721	110,302
Giant Manufacturing Co., Ltd.	18,208	148,974
Globalwafers Co., Ltd.	3,000	45,445
Golden Biotechnology Corp.(2)	11,715	49,245
Great Wall Enterprise Co., Ltd.	92,815	151,870
Highwealth Construction Corp.	52,000	78,896
Hiwin Technologies Corp.	16,564	119,737
Hon Hai Precision Industry Co., Ltd.	108,443	396,332
Hotai Motor Co., Ltd.	21,000	425,312
Huaku Development Co., Ltd.	28,000	83,898
Innolux Corp.	242,000	83,812
International Games System Co., Ltd.	8,000	94,819
Inventec Corp.	89,966	71,455
Largan Precision Co., Ltd.	1,795	125,906
Lien Hwa Industrial Holdings Corp.	73,000	146,497
Lite-On Technology Corp.	34,000	74,602
Makalot Industrial Co., Ltd.	13,000	61,604
MediaTek, Inc.	14,462	333,206
Medigen Vaccine Biologics Corp.(2)	14,000	96,302
Mega Financial Holding Co., Ltd.	111,303	131,851
Merida Industry Co., Ltd.	17,657	136,337
momo.com, Inc.	3,600	98,680
Nan Kang Rubber Tire Co., Ltd.(2)	95,253	125,967
Nan Ya Plastics Corp.	125,214	282,184
Nien Made Enterprise Co., Ltd.	11,000	105,665
Novatek Microelectronics Corp.	9,000	80,179
Oneness Biotech Co., Ltd.(2)	19,000	119,788
Pegatron Corp.	54,028	112,475
Polaris Group(2)	27,979	118,979
Pou Chen Corp.	151,819	136,316
President Chain Store Corp.	40,664	384,494
Quanta Computer, Inc.	42,508	120,677
Radium Life Tech Co., Ltd.	226,001	68,864
Realtek Semiconductor Corp.	6,002	69,021
Ruentex Development Co., Ltd.	79,506	146,076
Ruentex Industries, Ltd.	33,000	68,340
St. Shine Optical Co., Ltd.	22,000	193,005
TA Chen Stainless Pipe Co.	56,560	66,309
Tainan Spinning Co., Ltd.	147,822	89,037
Taiwan Cement Corp.	172,073	223,294

17
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Co., Ltd.	37,000	$ 79,353
Taiwan High Speed Rail Corp.	104,000	101,639
Taiwan Mobile Co., Ltd.	102,296	347,140
Taiwan Semiconductor Manufacturing Co., Ltd.	139,369	2,390,118
Tatung Co., Ltd. (2)	86,000	100,357
Teco Electric & Machinery Co., Ltd.	120,000	118,096
Tong Yang Industry Co., Ltd.	105,608	177,651
TTY Biopharm Co., Ltd.	94,096	222,520
Tung Ho Steel Enterprise Corp.	32,200	55,863
Unimicron Technology Corp.	21,000	112,029
Uni-President Enterprises Corp.	273,831	644,635
United Microelectronics Corp.	102,090	137,337
Voltronic Power Technology Corp.	4,000	196,469
Walsin Lihwa Corp.	74,000	84,185
Wei Chuan Foods Corp.	179,000	121,519
Win Semiconductors Corp.	8,000	42,497
Yageo Corp.	9,000	103,914
Yang Ming Marine Transport Corp.	68,621	206,946
Yieh Phui Enterprise Co., Ltd.(2)	86,046	47,080
		$ 17,007,697
Thailand — 4.9%
Advanced Info Service PCL(7)	63,400	$ 348,486
Airports of Thailand PCL(2)(7)	219,500	422,931
Asset World Corp. PCL(7)	613,200	84,317
Bangkok Bank PCL(7)	32,300	117,471
Bangkok Chain Hospital PCL(7)	443,200	244,416
Bangkok Dusit Medical Services PCL(7)	746,100	545,654
Bangkok Expressway & Metro PCL(7)	647,000	153,702
Bangkok Land PCL(7)	4,163,800	115,378
Banpu PCL(7)	277,933	102,330
BTS Group Holdings PCL(7)	331,100	78,004
Bumrungrad Hospital PCL(7)	99,300	494,840
Carabao Group PCL(7)	27,500	84,865
Central Pattana PCL(7)	140,500	244,729
Central Retail Corp. PCL(7)	230,366	230,809
Charoen Pokphand Foods PCL(7)	188,700	129,696
Chularat Hospital PCL(7)	1,881,100	191,125
CP ALL PCL(7)	160,100	267,869
CPN Retail Growth Leasehold REIT(7)	146,500	75,220
Delta Electronics (Thailand) PCL(7)	139,400	1,809,271
Electricity Generating PCL(7)	12,700	64,034
Energy Absolute PCL(7)	89,500	198,838
Global Power Synergy PCL(7)	43,300	80,321
Gulf Energy Development PCL(7)	245,000	317,404
Hana Microelectronics PCL(7)	213,300	269,434
Security	Shares	Value
Thailand (continued)
Home Product Center PCL(7)	409,255	$ 148,241
Indorama Ventures PCL(7)	172,600	206,597
IRPC PCL(7)	914,800	81,976
Jasmine International PCL(2)(7)	634,000	45,779
Jay Mart PCL(7)	164,100	215,431
Kasikornbank PCL(7)	32,000	128,276
KCE Electronics PCL(7)	152,800	265,196
Land & Houses PCL(7)	489,100	113,447
Mega Lifesciences PCL(7)	111,800	149,801
Minor International PCL(2)(7)	268,444	246,905
Pruksa Holding PCL(7)	276,500	93,714
PTG Energy PCL(7)	277,800	107,920
PTT Exploration & Production PCL(7)	79,698	358,326
PTT Global Chemical PCL(7)	131,900	160,184
PTT PCL(7)	520,100	495,629
Samart Corp. PCL(2)(7)	297,700	47,180
SCB X PCL(7)	45,300	124,910
Siam Cement PCL(7)	20,500	208,594
Siam City Cement PCL(7)	23,983	99,516
Siam Global House PCL(7)	318,423	164,040
Sino-Thai Engineering & Construction PCL(7)	251,357	83,112
Sri Trang Agro-Industry PCL(7)	89,600	52,821
Thai Beverage PCL(7)	483,400	226,079
Thai Oil PCL(7)	63,600	89,898
Total Access Communication PCL(7)	105,100	130,561
True Corp. PCL(7)	1,164,790	151,109
VGI PCL(7)	729,400	87,093
WHA Corp. PCL(7)	1,020,100	83,715
		$ 11,037,194
Tunisia — 0.6%
Banque de Tunisie	53,193	$ 84,008
Banque Internationale Arabe de Tunisie	8,258	192,400
Banque Nationale Agricole	24,362	67,222
Carthage Cement(2)	402,032	217,851
Euro Cycles S.A.	8,418	92,411
Poulina Group	114,306	327,176
Societe d'Articles Hygieniques S.A.	26,297	81,229
Societe Frigorifique et Brasserie de Tunis S.A.	52,752	267,693
Telnet Holding	21,212	50,437
		$ 1,380,427
Turkey — 5.4%
AG Anadolu Grubu Holding AS	15,600	$ 60,575
Akbank T.A.S.	171,296	82,926
Aksa Akrilik Kimya Sanayii AS	64,402	211,825

18
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Aksa Enerji Uretim AS	387,124	$ 652,824
Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	145,851
Arcelik AS	79,251	287,720
Aselsan Elektronik Sanayi Ve Ticaret AS	107,386	133,202
Aydem Yenilenebilir Enerji AS(2)	157,000	88,099
Aygaz AS	87,571	181,831
Bera Holding AS	64,248	52,899
BIM Birlesik Magazalar AS	121,032	623,822
Biotrend Cevre VE Enerji Yatirimlari AS(2)	140,666	68,951
Coca-Cola Icecek AS	28,900	234,488
Dogan Sirketler Grubu Holding AS	551,200	119,825
EGE Endustri VE Ticaret AS	780	93,101
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	128,300	101,749
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,377,930	412,036
Enerjisa Enerji AS(3)	275,003	232,847
Enka Insaat ve Sanayi AS	291,118	303,718
Eregli Demir ve Celik Fabrikalari TAS	207,814	321,908
Fenerbahce Futbol AS(2)	35,100	98,730
Ford Otomotiv Sanayi AS	21,741	369,854
Gubre Fabrikalari TAS(2)	16,300	81,267
Haci Omer Sabanci Holding AS	77,227	85,737
Hektas Ticaret TAS(2)	52,900	97,317
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	181,800	83,248
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	90,659	89,104
Is Gayrimenkul Yatirim Ortakligi AS(2)	660,310	732,094
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	200,727	120,230
KOC Holding AS	126,594	261,668
Kordsa Teknik Tekstil AS	30,820	83,365
Koza Altin Isletmeleri AS	11,612	104,977
Logo Yazilim Sanayi Ve Ticaret AS	67,980	173,834
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	33,330	117,327
Migros Ticaret AS(2)	29,279	91,735
MLP Saglik Hizmetleri AS(2)(3)	101,419	232,542
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	1,160,037	242,081
Oyak Cimento Fabrikalari AS(2)	103,200	72,842
Petkim Petrokimya Holding AS(2)	190,896	95,096
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(2)	227,757	115,413
Sasa Polyester Sanayi AS(2)	63,818	159,105
Selcuk Ecza Deposu Ticaret ve Sanayi AS	235,109	223,369
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	511,180	168,998
Sok Marketler Ticaret AS	134,800	105,626
TAV Havalimanlari Holding AS(2)	43,982	138,198
Tofas Turk Otomobil Fabrikasi AS	38,638	159,532
Security	Shares	Value
Turkey (continued)
Turk Hava Yollari AO(2)	72,308	$ 203,397
Turk Ilac VE Serum Sanayi AS(2)	140,853	77,156
Turk Telekomunikasyon AS	271,014	137,357
Turkcell Iletisim Hizmetleri AS	764,700	726,580
Turkiye Is Bankasi AS, Class C	405,578	118,877
Turkiye Petrol Rafinerileri AS(2)	101,403	1,518,946
Turkiye Sise ve Cam Fabrikalari AS	141,210	172,554
Ulker Biskuvi Sanayi AS(2)	45,810	37,743
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	1,418,376	181,892
Vestel Elektronik Sanayi ve Ticaret AS	32,694	43,996
Yapi ve Kredi Bankasi AS	323,100	86,000
		$ 12,017,984
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	84,253	$ 209,416
Agthia Group PJSC	54,046	78,609
Air Arabia PJSC	212,497	127,481
Aldar Properties PJSC	186,973	249,780
Dana Gas PJSC	421,411	114,862
Dubai Investments PJSC	212,181	133,588
Dubai Islamic Bank PJSC	109,508	175,487
Emaar Development PJSC(2)	104,800	126,716
Emaar Properties PJSC	164,638	247,071
Emirates Telecommunications Group Co. PJSC	103,870	788,314
First Abu Dhabi Bank PJSC	66,119	349,934
Network International Holdings PLC(2)(3)	31,200	76,937
		$ 2,678,195
Vietnam — 2.4%
Bank for Foreign Trade of Vietnam JSC	122,750	$ 393,294
Bao Viet Holdings	28,030	69,578
FLC Faros Construction JSC(2)	2	0 (8)
Gelex Group JSC	158,500	156,518
Gemadept Corp.	41,900	89,918
Hoa Phat Group JSC	706,587	651,743
Hoa Sen Group(2)	89,500	65,357
KIDO Group Corp.	31,200	94,318
Kinh Bac City Development Share Holding Corp.(2)	38,613	62,527
Masan Group Corp.	103,896	473,419
No Va Land Investment Group Corp.(2)	94,187	300,913
PetroVietnam Drilling & Well Services JSC(2)	99,702	72,446
PetroVietnam Fertilizer & Chemical JSC	64,000	122,667
PetroVietnam Gas JSC	29,940	138,435
Petrovietnam Power Corp.	169,700	97,336
PetroVietnam Technical Services Corp.	27,400	27,152
Phat Dat Real Estate Development Corp.(2)	29,304	66,101

19
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Phu Nhuan Jewelry JSC	3	$ 15
Saigon Beer Alcohol Beverage Corp.	14,610	112,739
Saigon Thuong Tin Commercial JSB(2)	64,000	67,913
SSI Securities Corp.	90,750	83,356
Thaiholdings JSC(2)	44,200	107,947
Vietjet Aviation JSC(2)	109,066	587,604
Vietnam Construction and Import-Export JSC	68,200	65,814
Vietnam Dairy Products JSC	158,592	495,076
Vincom Retail JSC(2)	132,380	159,121
Vingroup JSC(2)	156,347	428,953
Vinh Hoan Corp.	23,400	82,750
Vinhomes JSC(3)	101,620	261,202
		$ 5,334,212
Total Common Stocks (identified cost $186,645,709)		$221,046,435

Rights (2) — 0.0%(9)
Security	Shares	Value
Romania — 0.0%(9)
OMV Petrom S.A., Exp. 8/5/22	4,086,719	$ 45,474
Total Rights (identified cost $0)		$ 45,474

Short-Term Investments — 2.2%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(10)	496,978	$ 496,978
Total Affiliated Fund (identified cost $496,978)		$ 496,978

Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(11)	4,309,870	$ 4,309,870
Total Securities Lending Collateral (identified cost $4,309,870)		$ 4,309,870
Total Short-Term Investments (identified cost $4,806,848)		$ 4,806,848
Total Investments — 101.0% (identified cost $191,452,557)		$225,898,757
Other Assets, Less Liabilities — (1.0)%		$ (2,126,307)
Net Assets — 100.0%		$223,772,450
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2022. The aggregate market value of securities on loan at July 31, 2022 was $5,222,332.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $5,830,089 or 2.6% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $440,004 or 0.2% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount rounds to less than $1.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.

20
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.3%	$25,333,989
Industrials	10.5	23,388,911
Consumer Staples	10.4	23,179,303
Information Technology	9.4	21,127,721
Consumer Discretionary	9.3	20,825,758
Materials	9.3	20,716,626
Energy	9.2	20,570,716
Health Care	9.2	20,565,775
Communication Services	8.7	19,579,516
Real Estate	5.9	13,233,045
Utilities	5.6	12,570,549
Short-Term Investments	2.2	4,806,848
Total Investments	101.0%	$225,898,757
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
21
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $190,955,579) — including $5,222,332 of securities on loan	$ 225,401,779
Affiliated investment, at value (identified cost $496,978)	496,978
Foreign currency, at value (identified cost $2,403,821)	2,161,674
Dividends receivable	1,040,865
Dividends receivable from affiliated investment	617
Receivable for investments sold	232,724
Receivable for Fund shares sold	154,465
Securities lending income receivable	2,527
Tax reclaims receivable	89,068
Total assets	$ 229,580,697
Liabilities
Collateral for securities loaned	$ 4,309,870
Payable for Fund shares redeemed	464,557
Due to custodian	65,618
Payable to affiliates:
Investment adviser fee	161,207
Administration fee	28,459
Distribution and service fees	5,593
Accrued foreign capital gains taxes	522,334
Accrued expenses	250,609
Total liabilities	$ 5,808,247
Net Assets	$ 223,772,450
Sources of Net Assets
Paid-in capital	$ 466,351,974
Accumulated loss	(242,579,524)
Net Assets	$ 223,772,450
Class A Shares
Net Assets	$ 25,676,356
Shares Outstanding	1,959,780
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.10
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 13.83
Class C Shares
Net Assets	$ 221,795
Shares Outstanding	17,235
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.87
Class I Shares
Net Assets	$ 196,332,890
Shares Outstanding	14,974,940
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.11
22
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2022
Class R6 Shares
Net Assets	$1,541,409
Shares Outstanding	117,584
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.11
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
23
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $638,913)	$ 6,854,852
Dividend income from affiliated investment	1,231
Securities lending income, net	19,923
Total investment income	$ 6,876,006
Expenses
Investment adviser fee	$ 1,107,953
Administration fee	195,521
Distribution and service fees:
Class A	36,263
Class C	1,353
Trustees’ fees and expenses	8,677
Custodian fee	162,204
Transfer and dividend disbursing agent fees	118,669
Legal and accounting services	55,431
Printing and postage	17,248
Registration fees	37,679
Miscellaneous	44,784
Total expenses	$ 1,785,782
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 150
Total expense reductions	$ 150
Net expenses	$ 1,785,632
Net investment income	$ 5,090,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $106,593)	$ 8,823,609
Foreign currency transactions	(465,779)
Net realized gain	$ 8,357,830
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $237,401)	$ (51,925,033)
Foreign currency	18,488
Net change in unrealized appreciation (depreciation)	$(51,906,545)
Net realized and unrealized loss	$(43,548,715)
Net decrease in net assets from operations	$(38,458,341)
24
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,090,374	$ 7,220,078
Net realized gain	8,357,830	56,373,544
Net change in unrealized appreciation (depreciation)	(51,906,545)	(36,274,710)
Net increase (decrease) in net assets from operations	$ (38,458,341)	$ 27,318,912
Distributions to shareholders:
Class A	$ —	$ (552,260)
Class C	—	(2,408)
Class I	—	(5,058,637)
Class R6	—	(92,299)
Total distributions to shareholders	$ —	$ (5,705,604)
Transactions in shares of beneficial interest:
Class A	$ (3,487,217)	$ (13,732,883)
Class C	(75,005)	(274,160)
Class I	(35,715,693)	(134,362,519)
Class R6	(11,990)	(85,891,252)
Net decrease in net assets from Fund share transactions	$ (39,289,905)	$(234,260,814)
Net decrease in net assets	$ (77,748,246)	$(212,647,506)
Net Assets
At beginning of period	$ 301,520,696	$ 514,168,202
At end of period	$223,772,450	$ 301,520,696
25
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Financial Highlights

	Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.110	$ 14.710	$ 13.870	$ 14.280	$ 16.850	$ 13.340
Income (Loss) From Operations
Net investment income(1)	$ 0.256	$ 0.252	$ 0.213	$ 0.326	$ 0.283	$ 0.223
Net realized and unrealized gain (loss)	(2.266)	0.395	0.786 (2)	(0.376)	(2.570)	3.650
Total income (loss) from operations	$ (2.010)	$ 0.647	$ 0.999	$ (0.050)	$ (2.287)	$ 3.873
Less Distributions
From net investment income	$ —	$ (0.247)	$ (0.159)	$ (0.360)	$ (0.283)	$ (0.363)
Total distributions	$ —	$ (0.247)	$ (0.159)	$ (0.360)	$ (0.283)	$ (0.363)
Net asset value — End of period	$13.100	$15.110	$14.710	$ 13.870	$ 14.280	$ 16.850
Total Return(3)	(13.30)% (4)	4.41%	7.23%	(0.46)%	(13.43)%	29.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$ 25,676	$ 33,428	$ 45,629	$136,829	$172,773	$400,814
Ratios (as a percentage of average daily net assets):
Expenses	1.59% (5)(6)	1.58%	1.55%	1.45%	1.44%	1.37%
Net investment income	3.71% (5)	1.63%	1.74%	2.30%	1.89%	1.52%
Portfolio Turnover	5% (4)	5%	19%	2%	2%	3%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
26
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.900	$ 14.470	$ 13.620	$ 14.010	$ 16.530	$ 13.120
Income (Loss) From Operations
Net investment income(1)	$ 0.194	$ 0.130	$ 0.116	$ 0.220	$ 0.146	$ 0.096
Net realized and unrealized gain (loss)	(2.224)	0.400	0.755 (2)	(0.379)	(2.484)	3.580
Total income (loss) from operations	$ (2.030)	$ 0.530	$ 0.871	$ (0.159)	$ (2.338)	$ 3.676
Less Distributions
From net investment income	$ —	$ (0.100)	$ (0.021)	$ (0.231)	$ (0.182)	$ (0.266)
Total distributions	$ —	$ (0.100)	$ (0.021)	$ (0.231)	$ (0.182)	$ (0.266)
Net asset value — End of period	$12.870	$14.900	$14.470	$13.620	$14.010	$16.530
Total Return(3)	(13.57)% (4)	3.59%	6.42%	(1.21)%	(14.10)%	28.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 222	$ 339	$ 592	$ 4,094	$ 5,885	$ 10,152
Ratios (as a percentage of average daily net assets):
Expenses	2.35% (5)(6)	2.33%	2.30%	2.20%	2.19%	2.12%
Net investment income	2.85% (5)	0.85%	0.96%	1.59%	1.01%	0.66%
Portfolio Turnover	5% (4)	5%	19%	2%	2%	3%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
27
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.100	$ 14.710	$ 13.900	$ 14.310	$ 16.910	$ 13.400
Income (Loss) From Operations
Net investment income(1)	$ 0.272	$ 0.297	$ 0.210	$ 0.367	$ 0.304	$ 0.245
Net realized and unrealized gain (loss)	(2.262)	0.384	0.827 (2)	(0.378)	(2.565)	3.673
Total income (loss) from operations	$ (1.990)	$ 0.681	$ 1.037	$ (0.011)	$ (2.261)	$ 3.918
Less Distributions
From net investment income	$ —	$ (0.291)	$ (0.227)	$ (0.399)	$ (0.339)	$ (0.408)
Total distributions	$ —	$ (0.291)	$ (0.227)	$ (0.399)	$ (0.339)	$ (0.408)
Net asset value — End of period	$ 13.110	$ 15.100	$ 14.710	$ 13.900	$ 14.310	$ 16.910
Total Return(3)	(13.18)% (4)	4.64%	7.50%	(0.20)%	(13.20)%	29.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,333	$265,967	$383,984	$868,666	$1,268,618	$2,030,663
Ratios (as a percentage of average daily net assets):
Expenses	1.34% (5)(6)	1.33%	1.30%	1.20%	1.19%	1.12%
Net investment income	3.94% (5)	1.91%	1.68%	2.59%	2.04%	1.65%
Portfolio Turnover	5% (4)	5%	19%	2%	2%	3%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
28
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.090	$ 14.690	$ 13.890	$ 14.300	$ 16.910	$ 13.400
Income (Loss) From Operations
Net investment income(1)	$ 0.281	$ 0.217	$ 0.228	$ 0.379	$ 0.380	$ 0.249
Net realized and unrealized gain (loss)	(2.261)	0.489	0.813 (2)	(0.379)	(2.639)	3.676
Total income (loss) from operations	$ (1.980)	$ 0.706	$ 1.041	$ —	$ (2.259)	$ 3.925
Less Distributions
From net investment income	$ —	$ (0.306)	$ (0.241)	$ (0.410)	$ (0.351)	$ (0.415)
Total distributions	$ —	$ (0.306)	$ (0.241)	$ (0.410)	$ (0.351)	$ (0.415)
Net asset value — End of period	$13.110	$15.090	$14.690	$13.890	$14.300	$ 16.910
Total Return(3)	(13.12)% (4)	4.82%	7.45%	(0.13)%	(13.18)%	29.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,541	$ 1,786	$ 83,963	$ 54,504	$ 94,243	$601,629
Ratios (as a percentage of average daily net assets):
Expenses	1.26% (5)(6)	1.24%	1.21%	1.14%	1.13%	1.07%
Net investment income	4.08% (5)	1.42%	1.83%	2.67%	2.48%	1.67%
Portfolio Turnover	5% (4)	5%	19%	2%	2%	3%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
29
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A (renamed from Investor Class effective April 29, 2022) shares are generally sold subject to a sales charge imposed at time of purchase. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I (renamed from Institutional Class effective April 29, 2022) shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
30

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $281,670,232 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2022, $281,670,232 are long-term.
31

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 199,469,330
Gross unrealized appreciation	$ 75,188,828
Gross unrealized depreciation	(48,759,401)
Net unrealized appreciation	$ 26,429,427
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the six months ended July 31, 2022, the investment adviser fee amounted to $1,107,953 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2022, the administration fee amounted to $195,521.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser fee paid was reduced by $150 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2022, EVM earned $9,390 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended July 31, 2022. EVD received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2022 amounted to $36,263 for Class A shares.
32

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2022, the Fund paid or accrued to EVD $1,015 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2022 amounted to $338 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2022, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $12,357,691 and $49,205,655, respectively, for the six months ended July 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	60,806	$ 857,608	303,300	$ 4,661,836
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	35,231	529,516
Redemptions	(314,148)	(4,352,586)	(1,234,116)	(19,022,041)
Converted from Class C shares	594	7,761	6,377	97,806
Net decrease	(252,748)	$ (3,487,217)	(889,208)	$ (13,732,883)
Class C
Sales	36	$ 500	650	$ 9,931
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	162	2,408
Redemptions	(4,935)	(67,744)	(12,489)	(188,693)
Converted to Class A shares	(604)	(7,761)	(6,491)	(97,806)
Net decrease	(5,503)	$ (75,005)	(18,168)	$ (274,160)
33

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	992,432	$ 13,775,031	2,693,560	$ 41,394,852
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	191,449	2,875,560
Redemptions	(3,630,353)	(49,490,724)	(11,375,726)	(178,632,931)
Net decrease	(2,637,921)	$(35,715,693)	(8,490,717)	$(134,362,519)
Class R6
Sales	4,193	$ 58,794	156,145	$ 2,435,465
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	6,149	92,299
Redemptions	(4,954)	(70,784)	(5,758,194)	(88,419,016)
Net decrease	(761)	$ (11,990)	(5,595,900)	$ (85,891,252)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
9  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At July 31, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $65,618. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at July 31, 2022. The Fund’s average overdraft advances during the six months ended July 31, 2022 were not significant.
10  Securities Lending Agreement
The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
34

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

At July 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,222,332 and $5,644,869, respectively. Collateral received was comprised of cash of $4,309,870 and U.S. government and/or agencies securities of $1,334,999. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,309,870	$ —	$ —	$ —	$4,309,870
The carrying amount of the liability for collateral for securities loaned at July 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at July 31, 2022.
11  Investments in Affiliated Funds
At July 31, 2022, the value of the Fund's investment in affiliated funds was $496,978, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$8,069,792	$(7,572,814)	$ —	$ —	$496,978	$1,231	496,978
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 4,380,646	$ 107,205,380	$ 72,161	$ 111,658,187
Emerging Europe	198,789	29,231,345	0	29,430,134
Latin America	33,295,364	680,343	—	33,975,707
Middle East/Africa	810,486	42,990,459	2,181,462	45,982,407
Total Common Stocks	$38,685,285	$180,107,527**	$2,253,623	$221,046,435
35

Parametric
Emerging Markets Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Rights	$ 45,474	$ —	$ —	$ 45,474
Short-Term Investments:
Affiliated Fund	496,978	—	—	496,978
Securities Lending Collateral	4,309,870	—	—	4,309,870
Total Investments	$43,537,607	$180,107,527	$2,253,623	$225,898,757
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2022 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
36

Parametric
Emerging Markets Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
37

Parametric
Emerging Markets Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
38

Parametric
Emerging Markets Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board noted certain actions taken by the Sub-adviser to adjust the Fund’s systematic rules-based approach in an effort to address changing conditions in the emerging markets universe. After considering the relative underperformance of the Fund over the longer term, the Board noted that, in response to inquiries from the Contract Review Committee, the Fund’s performance record had improved relative to its peer group in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
39

Parametric
Emerging Markets Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
40

Parametric
Emerging Markets Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
41

Parametric
Emerging Markets Fund
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
42

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
43

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
44

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
45

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.22

Parametric
Volatility Risk Premium -
Defensive Fund
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2022
Parametric
Volatility Risk Premium - Defensive Fund

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto, Thomas B. Lee, CFA and Alex Zweber, CFA, CAIA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	02/09/2017	02/09/2017	(3.36)%	(1.02)%	6.21%	6.64%

Cboe S&P 500 BuyWrite IndexSM	—	—	(4.31)%	0.67%	4.61%	5.22%
S&P 500® Index	—	—	(7.81)	(4.64)	12.82	13.24
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.20	0.21	1.10	1.07
Blended Index	—	—	(3.58)	(1.77)	7.22	7.37
% Total Annual Operating Expense Ratio[3]	Class I
0.47%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Fund Profile

Common Stock Sector Allocation (% of net assets)
Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)*
Apple, Inc.	3.9%
Microsoft Corp.	3.3
Amazon.com, Inc.	1.9
Alphabet, Inc., Class A	1.1
Tesla, Inc.	1.1
Alphabet, Inc., Class C	1.0
Berkshire Hathaway, Inc., Class B	0.9
UnitedHealth Group, Inc.	0.9
NVIDIA Corp.	0.8
Johnson & Johnson	0.8
Total	15.7%

*	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

3

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Endnotes and Additional Disclosures

[1]	Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I (renamed from Institutional Class effective April 29, 2022) shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.
4

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 966.40	$2.34	0.48%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41	0.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
5

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 52.0%
Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)(1)	12,366	$ 1,970,027
Huntington Ingalls Industries, Inc.	2,737	593,491
L3Harris Technologies, Inc.	6,179	1,482,775
Raytheon Technologies Corp.	23,452	2,185,961
		$ 6,232,254
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	8,710	$ 925,438
United Parcel Service, Inc., Class B	9,062	1,766,093
		$ 2,691,531
Airlines — 0.1%
Alaska Air Group, Inc.(1)	20,315	$ 900,564
		$ 900,564
Auto Components — 0.1%
BorgWarner, Inc.	11,034	$ 424,368
		$ 424,368
Automobiles — 1.1%
Tesla, Inc.(1)	9,446	$ 8,420,637
		$ 8,420,637
Banks — 2.1%
Bank of America Corp.	109,989	$ 3,718,728
Citigroup, Inc.	32,214	1,671,906
Fifth Third Bancorp	30,206	1,030,629
Huntington Bancshares, Inc.	62,582	831,715
JPMorgan Chase & Co.	41,920	4,835,891
KeyCorp	57,100	1,044,930
M&T Bank Corp.	557	98,840
Regions Financial Corp.	57,029	1,207,874
Wells Fargo & Co.	48,736	2,138,048
		$ 16,578,561
Beverages — 1.1%
Brown-Forman Corp., Class B	9,995	$ 741,829
Coca-Cola Co. (The)	61,983	3,977,449
PepsiCo, Inc.	22,144	3,874,314
		$ 8,593,592
Security	Shares	Value
Biotechnology — 0.9%
AbbVie, Inc.	26,543	$ 3,809,186
Amgen, Inc.	9,203	2,277,466
Moderna, Inc.(1)	2,145	351,973
Vertex Pharmaceuticals, Inc.(1)	2,585	724,860
		$ 7,163,485
Building Products — 0.2%
A.O. Smith Corp.	16,936	$ 1,071,541
Carrier Global Corp.	20,581	834,148
		$ 1,905,689
Capital Markets — 1.4%
Ameriprise Financial, Inc.	5,359	$ 1,446,501
CME Group, Inc.	6,822	1,360,852
Goldman Sachs Group, Inc. (The)	7,063	2,354,734
Invesco, Ltd.	59,412	1,053,969
Nasdaq, Inc.	7,356	1,330,700
S&P Global, Inc.	6,834	2,575,940
State Street Corp.	17,399	1,236,025
		$ 11,358,721
Chemicals — 0.9%
Celanese Corp.	3,628	$ 426,326
CF Industries Holdings, Inc.	12,611	1,204,225
FMC Corp.	6,343	704,707
Linde PLC	9,406	2,840,612
Sherwin-Williams Co. (The)	6,553	1,585,433
		$ 6,761,303
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	10,066	$ 1,395,751
		$ 1,395,751
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	6,534	$ 762,060
Cisco Systems, Inc.	60,913	2,763,623
F5, Inc.(1)	6,035	1,010,018
		$ 4,535,701
Construction & Engineering — 0.1%
Quanta Services, Inc.	7,791	$ 1,080,845
		$ 1,080,845

6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance — 0.1%
Synchrony Financial	34,271	$ 1,147,393
		$ 1,147,393
Containers & Packaging — 0.4%
Avery Dennison Corp.	6,547	$ 1,246,941
Packaging Corp. of America	6,480	911,153
Sealed Air Corp.	17,659	1,079,318
		$ 3,237,412
Distributors — 0.2%
LKQ Corp.	21,476	$ 1,177,744
		$ 1,177,744
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	24,765	$ 7,444,359
		$ 7,444,359
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	95,365	$ 1,790,955
Verizon Communications, Inc.	68,631	3,170,066
		$ 4,961,021
Electric Utilities — 1.1%
Alliant Energy Corp.	18,964	$ 1,155,477
Duke Energy Corp.	10,341	1,136,786
Entergy Corp.	9,047	1,041,581
Evergy, Inc.	16,962	1,157,826
FirstEnergy Corp.	18,692	768,241
NextEra Energy, Inc.	34,417	2,907,892
Pinnacle West Capital Corp.	6,846	502,976
		$ 8,670,779
Electrical Equipment — 0.2%
Eaton Corp. PLC	11,815	$ 1,753,228
		$ 1,753,228
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	11,585	$ 1,549,262
		$ 1,549,262
Entertainment — 0.4%
Walt Disney Co. (The)(1)	30,787	$ 3,266,501
		$ 3,266,501
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	7,178	$ 1,189,969
American Tower Corp.	6,955	1,883,623
Duke Realty Corp.	26,188	1,638,321
Equity Residential	16,793	1,316,403
Extra Space Storage, Inc.	7,350	1,392,972
Healthpeak Properties, Inc.	37,730	1,042,480
Mid-America Apartment Communities, Inc.	6,709	1,246,062
Public Storage	4,722	1,541,308
		$ 11,251,138
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	7,035	$ 3,808,045
Kroger Co. (The)	23,840	1,107,130
Walmart, Inc.	19,469	2,570,881
		$ 7,486,056
Food Products — 0.5%
Campbell Soup Co.	17,201	$ 848,869
Conagra Brands, Inc.	31,743	1,085,928
Hormel Foods Corp.	21,530	1,062,290
McCormick & Co., Inc., Non Voting Shares	11,341	990,637
		$ 3,987,724
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	28,891	$ 3,144,496
Boston Scientific Corp.(1)	43,234	1,774,756
Cooper Cos., Inc. (The)	3,264	1,067,328
IDEXX Laboratories, Inc.(1)	3,127	1,248,236
Intuitive Surgical, Inc.(1)	7,767	1,787,730
Medtronic PLC	17,624	1,630,573
		$ 10,653,119
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	8,205	$ 1,197,356
Centene Corp.(1)	16,096	1,496,445
CVS Health Corp.	1,072	102,569
DaVita, Inc.(1)	11,097	933,924
Humana, Inc.	2,347	1,131,254
Quest Diagnostics, Inc.	8,181	1,117,279
UnitedHealth Group, Inc.	12,644	6,857,347
Universal Health Services, Inc., Class B	2,288	257,331
		$ 13,093,505
Hotels, Restaurants & Leisure — 0.8%
Expedia Group, Inc.(1)	9,477	$ 1,005,036
McDonald's Corp.	11,611	3,057,989

7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	21,637	$ 1,834,385
Wynn Resorts, Ltd.(1)(2)	10,917	693,011
		$ 6,590,421
Household Durables — 0.2%
Leggett & Platt, Inc.	2,890	$ 114,560
Lennar Corp., Class A	13,750	1,168,750
		$ 1,283,310
Household Products — 0.7%
Clorox Co. (The)	3,481	$ 493,745
Procter & Gamble Co. (The)	34,355	4,772,253
		$ 5,265,998
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	13,045	$ 2,510,641
		$ 2,510,641
Insurance — 1.0%
Arthur J. Gallagher & Co.	8,089	$ 1,447,850
Assurant, Inc.	6,011	1,056,613
Everest Re Group, Ltd.	4,016	1,049,582
Globe Life, Inc.	11,052	1,113,268
Progressive Corp. (The)	14,739	1,695,869
Unum Group	46,346	1,491,878
		$ 7,855,060
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A(1)	75,560	$ 8,789,139
Alphabet, Inc., Class C(1)	68,971	8,044,778
Meta Platforms, Inc., Class A(1)	31,844	5,066,380
		$ 21,900,297
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	111,156	$ 15,000,502
eBay, Inc.	14,642	712,041
		$ 15,712,543
IT Services — 2.1%
Accenture PLC, Class A	10,958	$ 3,355,997
Global Payments, Inc.	7,068	864,558
Mastercard, Inc., Class A	13,005	4,601,039
PayPal Holdings, Inc.(1)	21,390	1,850,877
Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	24,009	$ 5,092,549
Western Union Co. (The)	42,615	725,307
		$ 16,490,327
Life Sciences Tools & Services — 1.2%
Danaher Corp.	11,131	$ 3,244,352
IQVIA Holdings, Inc.(1)	6,553	1,574,489
Thermo Fisher Scientific, Inc.	6,265	3,749,039
Waters Corp.(1)	3,428	1,247,895
		$ 9,815,775
Machinery — 0.4%
Flowserve Corp.	2,794	$ 94,549
PACCAR, Inc.	14,980	1,370,969
Stanley Black & Decker, Inc.	6,645	646,758
Westinghouse Air Brake Technologies Corp.	13,044	1,219,223
		$ 3,331,499
Media — 0.5%
Comcast Corp., Class A	75,240	$ 2,823,005
DISH Network Corp., Class A(1)	13,205	229,371
Paramount Global, Class B	40,540	958,771
		$ 4,011,147
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	44,331	$ 1,398,643
		$ 1,398,643
Multiline Retail — 0.1%
Kohl's Corp.	25,362	$ 739,049
		$ 739,049
Multi-Utilities — 0.3%
CMS Energy Corp.	18,816	$ 1,293,224
WEC Energy Group, Inc.	11,345	1,177,724
		$ 2,470,948
Oil, Gas & Consumable Fuels — 2.3%
APA Corp.	26,833	$ 997,383
Chevron Corp.	25,676	4,205,215
Devon Energy Corp.	20,279	1,274,535
EOG Resources, Inc.	14,673	1,631,931
Exxon Mobil Corp.	54,026	5,236,740
HF Sinclair Corp.	33,485	1,601,253
Marathon Oil Corp.	40,551	1,005,665

8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	19,834	$ 1,184,883
Phillips 66	9,470	842,830
		$ 17,980,435
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	27,215	$ 2,007,923
Eli Lilly & Co.	12,001	3,956,610
Johnson & Johnson	35,293	6,159,334
Merck & Co., Inc.	34,110	3,047,387
Pfizer, Inc.	69,178	3,494,181
		$ 18,665,435
Professional Services — 0.3%
Jacobs Engineering Group, Inc.	8,865	$ 1,217,165
Verisk Analytics, Inc.	6,685	1,271,821
		$ 2,488,986
Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	6,516	$ 1,194,187
Union Pacific Corp.	11,627	2,642,817
		$ 3,837,004
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(1)	27,584	$ 2,605,861
Broadcom, Inc.	6,734	3,605,922
Intel Corp.	15,220	552,638
KLA Corp.	4,546	1,743,573
NVIDIA Corp.	35,040	6,364,315
Qorvo, Inc.(1)	10,594	1,102,518
QUALCOMM, Inc.	19,986	2,899,169
SolarEdge Technologies, Inc.(1)	1,733	624,105
Teradyne, Inc.	11,846	1,195,143
Texas Instruments, Inc.	16,639	2,976,551
		$ 23,669,795
Software — 4.7%
Adobe, Inc.(1)	8,019	$ 3,288,752
Intuit, Inc.	5,681	2,591,502
Microsoft Corp.	91,913	25,803,655
Oracle Corp.	31,475	2,450,014
Salesforce, Inc.(1)	17,032	3,134,229
		$ 37,268,152
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	5,673	$ 1,098,406
Bath & Body Works, Inc.	20,278	720,680
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	15,180	$ 4,568,269
Lowe's Cos., Inc.	8,257	1,581,463
Ross Stores, Inc.	11,117	903,368
Victoria's Secret & Co.(1)	7,225	267,036
		$ 9,139,222
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	187,678	$ 30,499,552
Western Digital Corp.(1)	10,258	503,668
Xerox Holdings Corp.	4,728	80,990
		$ 31,084,210
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	19,446	$ 2,234,734
Ralph Lauren Corp., Class A	3,952	389,786
Under Armour, Inc., Class A(1)	22,675	209,970
Under Armour, Inc., Class C(1)	25,637	211,762
		$ 3,046,252
Tobacco — 0.3%
Philip Morris International, Inc.	27,017	$ 2,624,701
		$ 2,624,701
Trading Companies & Distributors — 0.2%
Fastenal Co.	17,069	$ 876,664
W.W. Grainger, Inc.	1,959	1,064,775
		$ 1,941,439
Water Utilities — 0.2%
American Water Works Co., Inc.	7,671	$ 1,192,381
		$ 1,192,381
Total Common Stocks (identified cost $236,376,335)		$410,035,913

Short-Term Investments — 47.9%
Affiliated Fund — 6.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(3)	50,625,390	$ 50,625,390
Total Affiliated Fund (identified cost $50,625,390)		$ 50,625,390

9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 3.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(4)	25,062,500	$ 25,062,500
Total Securities Lending Collateral (identified cost $25,062,500)		$ 25,062,500

U.S. Treasury Obligations — 38.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/11/22	$8,110	$ 8,105,427
0.00%, 10/6/22(5)	6,000	5,975,277
0.00%, 12/1/22(5)	17,500	17,346,992
0.00%, 12/29/22	4,000	3,955,269
0.00%, 1/26/23(5)	34,000	33,533,072
0.00%, 2/23/23(2)(5)	48,000	47,268,700
0.00%, 3/23/23(2)(5)	59,910	58,877,077
0.00%, 4/20/23	7,910	7,749,100
0.00%, 5/18/23	22,715	22,200,592
0.00%, 7/13/23	14,160	13,771,567
U.S. Treasury Notes:
0.125%, 5/15/23	4,080	3,990,108
0.125%, 5/31/23	8,110	7,921,513
0.25%, 4/15/23	7,910	7,759,794
1.625%, 12/15/22	8,880	8,847,557
1.625%, 4/30/23(2)	6,470	6,404,525
1.75%, 5/15/23(5)	14,355	14,218,730
2.00%, 11/30/22(5)	8,850	8,829,403
2.625%, 2/28/23(5)	11,500	11,480,563
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.625%, 6/30/23	$14,160	$ 14,121,913
Total U.S. Treasury Obligations (identified cost $304,392,428)		$302,357,179
Total Short-Term Investments (identified cost $380,080,318)		$378,045,069
Total Investments — 99.9% (identified cost $616,456,653)		$788,080,982
Total Written Options — (0.8)% (premiums received $2,112,518)		$ (5,968,800)
Other Assets, Less Liabilities — 0.9%		$ 6,898,915
Net Assets — 100.0%		$789,011,097
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2022. The aggregate market value of securities on loan at July 31, 2022 was $77,667,340.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.7)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$33,042,320	$4,000	8/1/22	$(1,054,800)
S&P 500 Index	70	28,912,030	4,070	8/1/22	(457,100)
S&P 500 Index	70	28,912,030	4,100	8/3/22	(346,500)
S&P 500 Index	70	28,912,030	4,120	8/3/22	(255,850)
S&P 500 Index	70	28,912,030	4,090	8/5/22	(454,650)
S&P 500 Index	70	28,912,030	4,210	8/5/22	(71,050)
S&P 500 Index	70	28,912,030	4,090	8/8/22	(486,850)
S&P 500 Index	70	28,912,030	4,000	8/10/22	(1,038,100)
S&P 500 Index	70	28,912,030	4,250	8/12/22	(101,850)
S&P 500 Index	70	28,912,030	4,100	8/15/22	(566,300)
S&P 500 Index	70	28,912,030	4,180	8/19/22	(341,600)
10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$28,912,030	$4,150	8/24/22	$ (490,000)
Total					$(5,664,650)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$28,912,030	$4,040	8/5/22	$ (77,350)
S&P 500 Index	70	28,912,030	3,975	8/12/22	(107,800)
S&P 500 Index	70	28,912,030	3,780	8/19/22	(53,900)
S&P 500 Index	70	28,912,030	3,750	8/24/22	(65,100)
Total					$(304,150)
11
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $565,831,263) — including $77,667,340 of securities on loan	$ 737,455,592
Affiliated investment, at value (identified cost $50,625,390)	50,625,390
Interest and dividends receivable	1,064,977
Dividends receivable from affiliated investment	46,781
Receivable for investments sold	32,250,000
Receivable for premiums on written options	369,908
Receivable for Fund shares sold	292,397
Securities lending income receivable	8,820
Total assets	$822,113,865
Liabilities
Collateral for securities loaned	$ 25,062,500
Written options outstanding, at value (premiums received $2,112,518)	5,968,800
Payable for closed written options	987,179
Payable for Fund shares redeemed	619,051
Payable to affiliate:
Investment adviser and administration fee	253,538
Accrued expenses	211,700
Total liabilities	$ 33,102,768
Net Assets	$789,011,097
Sources of Net Assets
Paid-in capital	$ 569,466,691
Distributable earnings	219,544,406
Net Assets	$789,011,097
Class I Shares
Net Assets	$ 789,011,097
Shares Outstanding	58,292,955
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.54
12
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income	$ 3,319,173
Dividend income from affiliated investments	75,085
Interest income	1,274,984
Securities lending income, net	41,156
Total investment income	$ 4,710,398
Expenses
Investment adviser and administration fee	$ 1,723,394
Trustees’ fees and expenses	27,984
Custodian fee	120,487
Transfer and dividend disbursing agent fees	126,675
Legal and accounting services	34,148
Printing and postage	11,154
Registration fees	20,332
Miscellaneous	17,617
Total expenses	$ 2,081,791
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 8,201
Total expense reductions	$ 8,201
Net expenses	$ 2,073,590
Net investment income	$ 2,636,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 22,278,702
Investment transactions - affiliated investment	375
Written options	11,240,776
Net realized gain	$ 33,519,853
Change in unrealized appreciation (depreciation):
Investments	$ (62,831,633)
Written options	(3,143,253)
Net change in unrealized appreciation (depreciation)	$(65,974,886)
Net realized and unrealized loss	$(32,455,033)
Net decrease in net assets from operations	$(29,818,225)
13
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,636,808	$ 2,989,456
Net realized gain	33,519,853	84,511,532
Net change in unrealized appreciation (depreciation)	(65,974,886)	54,320,150
Net increase (decrease) in net assets from operations	$ (29,818,225)	$ 141,821,138
Distributions to shareholders:
Class I	$ —	$ (12,053,271)
Total distributions to shareholders	$ —	$ (12,053,271)
Transactions in shares of beneficial interest:
Class I	$ (152,653,532)	$ (205,636,471)
Net decrease in net assets from Fund share transactions	$(152,653,532)	$ (205,636,471)
Net decrease in net assets	$(182,471,757)	$ (75,868,604)
Net Assets
At beginning of period	$ 971,482,854	$1,047,351,458
At end of period	$ 789,011,097	$ 971,482,854
14
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Financial Highlights

	Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,				Period Ended January 31, 2018(1)
			2022	2021	2020		2019
Net asset value — Beginning of period	$ 14.000	$ 12.410	$ 11.940	$ 10.830	$ 11.020	$ 10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.041	$ 0.040	$ 0.103	$ 0.188	$ 0.165	$ 0.104
Net realized and unrealized gain (loss)	(0.501)	1.727	0.460	1.069	(0.226)	0.974
Total income (loss) from operations	$ (0.460)	$ 1.767	$ 0.563	$ 1.257	$ (0.061)	$ 1.078
Less Distributions
From net investment income	$ —	$ (0.044)	$ (0.093)	$ (0.147)	$ (0.129)	$ (0.058)
From net realized gain	—	(0.133)	—	—	—	—
Total distributions	$ —	$ (0.177)	$ (0.093)	$ (0.147)	$ (0.129)	$ (0.058)
Net asset value — End of period	$ 13.540	$ 14.000	$ 12.410	$ 11.940	$ 10.830	$ 11.020
Total Return(3)	(3.36)% (4)	14.22%	4.73%	11.62%	(0.55)%	10.79% (4)(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$789,011	$971,483	$1,047,351	$767,121	$439,658	$194,591
Ratios (as a percentage of average daily net assets):
Expenses	0.48% (6)(7)	0.47%	0.47%	0.48%	0.52%	0.55% (5)(6)
Net investment income	0.61% (6)	0.29%	0.90%	1.64%	1.50%	1.00% (6)
Portfolio Turnover	18% (4)	12%	69%	21%	55%	26% (4)
(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser and administration fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
15
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I (renamed from Institutional Class effective April 29, 2022) shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
16

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$614,509,291
Gross unrealized appreciation	$ 174,650,956
Gross unrealized depreciation	(7,048,065)
Net unrealized appreciation	$167,602,891
17

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2022, the investment adviser and administration fee amounted to $1,723,394 or 0.40% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser and administration fee paid was reduced by $8,201 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2022, EVM earned $46,270 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $77,117,769 and $115,875,482, respectively, for the six months ended July 31, 2022.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	6,684,822	$ 90,400,389	15,808,672	$ 215,364,697
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	742,552	10,566,520
Redemptions	(17,796,530)	(243,053,921)	(31,557,720)	(431,567,688)
Net decrease	(11,111,708)	$(152,653,532)	(15,006,496)	$(205,636,471)
18

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2022 is included in the Portfolio of Investments. At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(5,968,800)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$11,240,776	$(3,143,253)
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended July 31, 2022, which is indicative of the volume of this derivative type, was 1,344 contracts.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
19

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $77,667,340 and $78,677,954, respectively. Collateral received was comprised of cash of $25,062,500 and U.S. government and/or agencies securities of $53,615,454. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Treasury Obligations	$25,062,500	$ —	$ —	$ —	$25,062,500
The carrying amount of the liability for collateral for securities loaned at July 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2022.
9  Investments in Affiliated Funds
At July 31, 2022, the value of the Fund's investment in affiliated funds was $50,625,390, which represents 6.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,485,101	$162,515,083	$(210,000,559)	$ 375	$ —	$ —	$ 5,183	—
Liquidity Fund	—	273,550,833	(222,925,443)	—	—	50,625,390	69,902	50,625,390
Total				$ 375	$ —	$50,625,390	$75,085
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
20

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 410,035,913*	$ —	$ —	$ 410,035,913
Short-Term Investments:
Affiliated Fund	50,625,390	—	—	50,625,390
Securities Lending Collateral	25,062,500	—	—	25,062,500
U.S. Treasury Obligations	—	302,357,179	—	302,357,179
Total Investments	$ 485,723,803	$302,357,179	$ —	$ 788,080,982
Liability Description
Written Call Options	$ (5,664,650)	$ —	$ —	$ (5,664,650)
Written Put Options	(304,150)	—	—	(304,150)
Total	$ (5,968,800)	$ —	$ —	$ (5,968,800)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
22

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium – Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
23

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one- and three-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
24

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
25

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692    7.31.22

Eaton Vance
Emerging Markets Debt Fund
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2022
Eaton Vance
Emerging Markets Debt Fund

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Performance

Portfolio Manager(s) John R. Baur, Akbar A. Causer and Federico Sequeda, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	05/01/2018	05/01/2018	(18.69)%	(22.94)%	—%	(1.70)%

J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified	—	—	(15.60)%	(19.28)%	(0.79)%	(0.78)%
% Total Annual Operating Expense Ratios[3]	Class I
Gross	2.50%
Net	0.87
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Fund Profile

Asset Allocation (% of net assets)*
*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
Country Allocation (% of net assets)*
*	Excludes cash and cash equivalents.

3

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Endnotes and Additional Disclosures

[1]	J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2022, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 813.10	$3.87**	0.86%

Hypothetical*
(5% return per year before expenses)
Class I	$1,000.00	$1,020.53	$4.31**	0.86%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 12.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	13	$ 11,719
			$ 11,719
Brazil — 2.8%
Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	200	$ 185,643
			$ 185,643
Kazakhstan — 2.3%
Development Bank of Kazakhstan JSC, 2.95%, 5/6/31(2)	USD	200	$ 148,978
			$ 148,978
Mexico — 1.7%
Petroleos Mexicanos:
6.75%, 9/21/47	USD	142	$ 97,450
6.84%, 1/23/30	USD	14	11,938
			$ 109,388
Saint Lucia — 2.8%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(2)	USD	200	$ 187,284
			$ 187,284
Vietnam — 2.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(2)	USD	200	$ 172,271
			$ 172,271
Total Foreign Corporate Bonds (identified cost $871,904)			$ 815,283

Sovereign Government Bonds — 68.8%
Security	Principal Amount (000's omitted)		Value
Armenia — 3.0%
Republic of Armenia, 7.15%, 3/26/25(2)	USD	200	$ 199,829
			$ 199,829
Security	Principal Amount (000's omitted)		Value
Azerbaijan — 2.0%
Republic of Azerbaijan, 3.50%, 9/1/32(2)	USD	150	$ 129,250
			$ 129,250
Bahrain — 2.6%
Kingdom of Bahrain, 5.45%, 9/16/32(2)	USD	200	$ 169,565
			$ 169,565
Barbados — 2.9%
Government of Barbados, 6.50%, 10/1/29(1)	USD	206	$ 190,150
			$ 190,150
Benin — 1.9%
Benin Government International Bond, 6.875%, 1/19/52(2)	EUR	180	$ 122,087
			$ 122,087
Brazil — 0.7%
Federative Republic of Brazil, 8.25%, 1/20/34	USD	37	$ 42,605
			$ 42,605
Chile — 2.6%
Republic of Chile, 2.55%, 7/27/33	USD	200	$ 170,688
			$ 170,688
Colombia — 2.9%
Republic of Colombia, 4.50%, 1/28/26	USD	200	$ 192,104
			$ 192,104
Croatia — 1.2%
Croatia Government International Bond, 1.75%, 3/4/41(2)	EUR	100	$ 80,792
			$ 80,792
Dominican Republic — 3.0%
Dominican Republic, 7.45%, 4/30/44(2)	USD	210	$ 197,975
			$ 197,975
Ecuador — 1.3%
Republic of Ecuador:
0.50% to 7/31/22, 7/31/40(2)(3)	USD	182	$ 66,391
1.50% to 7/31/22, 7/31/40(2)(3)	USD	40	16,551
			$ 82,942
Egypt — 4.2%
Arab Republic of Egypt:
5.80%, 9/30/27(2)	USD	239	$ 162,218

6
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Arab Republic of Egypt: (continued)
8.15%, 11/20/59(2)	USD	200	$ 114,700
			$ 276,918
El Salvador — 1.2%
Republic of El Salvador, 7.75%, 1/24/23(2)	USD	91	$ 79,420
			$ 79,420
Honduras — 2.1%
Honduras Government International Bond, 5.625%, 6/24/30(2)	USD	186	$ 139,173
			$ 139,173
Hungary — 0.9%
Republic of Hungary, 0.50%, 11/18/30(2)	EUR	75	$ 57,263
			$ 57,263
India — 2.8%
Export-Import Bank of India, 2.25%, 1/13/31(2)	USD	227	$ 186,466
			$ 186,466
Indonesia — 3.0%
Indonesia Government International Bond, 3.55%, 3/31/32	USD	200	$ 194,956
			$ 194,956
Ivory Coast — 2.3%
Ivory Coast Government International Bond:
4.875%, 1/30/32(2)	EUR	100	$ 76,529
6.625%, 3/22/48(2)	EUR	100	71,600
			$ 148,129
Jordan — 3.0%
Kingdom of Jordan, 7.75%, 1/15/28(2)	USD	200	$ 195,375
			$ 195,375
Lebanon — 0.4%
Lebanese Republic:
5.80%, 4/14/20(2)(4)	USD	5	$ 331
6.00%, 1/27/23(2)(4)	USD	22	1,457
6.10%, 10/4/22(2)(4)	USD	85	5,631
6.15%, 6/19/20(4)	USD	7	464
6.20%, 2/26/25(2)(4)	USD	10	663
6.25%, 5/27/22(4)	USD	10	663
6.25%, 11/4/24(2)(4)	USD	33	2,186
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.375%, 3/9/20(4)	USD	97	$ 6,426
6.40%, 5/26/23(4)	USD	33	2,186
6.65%, 4/22/24(2)(4)	USD	24	1,590
6.65%, 11/3/28(2)(4)	USD	14	927
6.85%, 5/25/29(4)	USD	36	2,385
7.00%, 12/3/24(4)	USD	15	994
7.00%, 3/20/28(2)(4)	USD	11	674
7.05%, 11/2/35(2)(4)	USD	5	331
8.25%, 4/12/21(2)(4)	USD	35	2,319
			$ 29,227
Oman — 3.0%
Oman Government International Bond, 6.25%, 1/25/31(2)	USD	200	$ 199,703
			$ 199,703
Panama — 1.8%
Panama Government International Bond, 6.70%, 1/26/36	USD	104	$ 114,999
			$ 114,999
Peru — 1.5%
Peruvian Government International Bond:
2.783%, 1/23/31	USD	76	$ 67,132
3.30%, 3/11/41	USD	42	34,155
			$ 101,287
Romania — 1.6%
Romania Government International Bond:
3.375%, 1/28/50(2)	EUR	23	$ 15,314
4.625%, 4/3/49(2)	EUR	113	91,538
			$ 106,852
Sri Lanka — 0.9%
Sri Lanka Government International Bond, 6.20%, 5/11/27(2)	USD	200	$ 61,981
			$ 61,981
Suriname — 5.1%
Republic of Suriname, 9.25%, 10/26/26(2)(4)	USD	405	$ 332,100
			$ 332,100
Ukraine — 1.2%
Ukraine Government Bond:
1.258%, GDP-Linked, 5/31/40(2)(5)	USD	137	$ 37,504

7
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government Bond: (continued)
6.876%, GDP-Linked, 5/21/29(2)(5)	USD	200	$ 40,653
			$ 78,157
United Arab Emirates — 2.1%
Finance Department Government of Sharjah, 4.375%, 3/10/51(2)	USD	210	$ 140,483
			$ 140,483
Uruguay — 1.2%
Uruguay Government International Bond, 7.625%, 3/21/36	USD	61	$ 80,448
			$ 80,448
Uzbekistan — 2.3%
Republic of Uzbekistan, 3.70%, 11/25/30(2)	USD	200	$ 148,837
			$ 148,837
Vietnam — 4.1%
Vietnam Government International Bond, 4.80%, 11/19/24(2)	USD	266	$ 266,026
			$ 266,026
Total Sovereign Government Bonds (identified cost $5,418,057)			$4,515,787

Sovereign Loans — 9.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Kenya — 3.0%
Government of Kenya, Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(6)	USD	195	$ 196,105
			$ 196,105
Tanzania — 6.2%
Government of the United Republic of Tanzania:
Term Loan, 7.226%, (6 mo. USD LIBOR + 5.20%), 5/23/23(6)	USD	114	$ 113,214
Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(6)	USD	340	293,587
			$ 406,801
Total Sovereign Loans (identified cost $648,665)			$ 602,906

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(7)	188,295	$ 188,295
Total Short-Term Investments (identified cost $188,295)		$ 188,295
Total Investments — 93.2% (identified cost $7,126,921)		$6,122,271
Other Assets, Less Liabilities — 6.8%		$ 443,959
Net Assets — 100.0%		$6,566,230
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $387,512 or 5.9% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $3,923,965 or 59.8% of the Fund's net assets.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(4)	Issuer is in default with respect to interest and/or principal payments.
(5)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

8
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	233,287	EUR	217,759	9/21/22	$ 9,949
USD	216,946	EUR	202,506	9/21/22	9,252
USD	193,929	EUR	181,020	9/21/22	8,270
USD	122,866	EUR	114,687	9/21/22	5,239
USD	69,740	EUR	65,098	9/21/22	2,974
					$35,684
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	38,400	USD	38,427	Standard Chartered Bank	8/5/22	$ 828	$ —
						$828	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	4	Long	9/30/22	$ 454,906	$ 2,156
U.S. Long Treasury Bond	3	Long	9/21/22	432,000	18,289
U.S. Ultra-Long Treasury Bond	4	Long	9/21/22	633,250	10,569
Euro-Bobl	(1)	Short	9/8/22	(130,690)	(3,936)
Euro-Bund	(3)	Short	9/8/22	(483,348)	(24,748)
U.S. Ultra 10-Year Treasury Note	(1)	Short	9/21/22	(131,250)	(4,141)
					$ (1,811)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 132	1.00% (pays quarterly)(1)	2.52%	12/20/26	$ (7,825)	$ 5,063	$ (2,762)
Indonesia	292	1.00% (pays quarterly)(1)	1.15	6/20/27	(1,593)	1,813	220
Total	$424				$(9,418)	$6,876	$ (2,542)
9
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$ 186	1.00% (pays quarterly)(1)	2.21%	12/20/31	$ (16,971)	$ 7,804	$ (9,167)
Total		$186				$(16,971)	$7,804	$(9,167)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $610,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
10
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $6,938,626)	$ 5,933,976
Affiliated investment, at value (identified cost $188,295)	188,295
Cash	13,614
Deposits for derivatives collateral:
Futures contracts	62,142
Centrally cleared derivatives	297,088
Foreign currency, at value (identified cost $23,682)	24,013
Interest receivable	100,904
Dividends receivable from affiliated investment	183
Receivable for variation margin on open futures contracts	10,625
Receivable for variation margin on open centrally cleared derivatives	263
Receivable for open forward foreign currency exchange contracts	828
Receivable from affiliate	17,718
Total assets	$ 6,649,649
Liabilities
Payable for Fund shares redeemed	$ 15,186
Payable for open swap contracts	9,167
Upfront receipts on open non-centrally cleared swap contracts	7,804
Payable to affiliate:
Investment adviser and administration fee	3,524
Accrued expenses	47,738
Total liabilities	$ 83,419
Net Assets	$ 6,566,230
Sources of Net Assets
Paid-in capital	$ 8,958,639
Accumulated loss	(2,392,409)
Net Assets	$ 6,566,230
Class I Shares
Net Assets	$ 6,566,230
Shares Outstanding	894,721
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.34
11
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income from affiliated investments	$ 851
Interest income	213,618
Total investment income	$ 214,469
Expenses
Investment adviser and administration fee	$ 23,019
Trustees’ fees and expenses	488
Custodian fee	21,419
Transfer and dividend disbursing agent fees	441
Legal and accounting services	29,394
Printing and postage	36
Registration fees	11,986
Interest expense	485
Miscellaneous	656
Total expenses	$ 87,924
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 57,637
Total expense reductions	$ 57,637
Net expenses	$ 30,287
Net investment income	$ 184,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (974,897)
Investment transactions - affiliated investment	(93)
Futures contracts	(208,748)
Swap contracts	3,018
Foreign currency transactions	(11,735)
Forward foreign currency exchange contracts	58,333
Net realized loss	$(1,134,122)
Change in unrealized appreciation (depreciation):
Investments	$ (617,616)
Futures contracts	1,355
Swap contracts	(3,783)
Foreign currency	(6,590)
Forward foreign currency exchange contracts	30,005
Net change in unrealized appreciation (depreciation)	$ (596,629)
Net realized and unrealized loss	$(1,730,751)
Net decrease in net assets from operations	$(1,546,569)
12
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 184,182	$ 383,929
Net realized gain (loss)	(1,134,122)	230,835
Net change in unrealized appreciation (depreciation)	(596,629)	(1,046,462)
Net decrease in net assets from operations	$(1,546,569)	$ (431,698)
Distributions to shareholders:
Class I	$ (231,759)	$ (384,407)
Total distributions to shareholders	$ (231,759)	$ (384,407)
Tax return of capital to shareholders:
Class I	$ —	$ (61,798)
Total tax return of capital to shareholders	$ —	$ (61,798)
Transactions in shares of beneficial interest:
Class I	$ 40,547	$ 359,172
Net increase in net assets from Fund share transactions	$ 40,547	$ 359,172
Net decrease in net assets	$(1,737,781)	$ (518,731)
Net Assets
At beginning of period	$ 8,304,011	$ 8,822,742
At end of period	$ 6,566,230	$ 8,304,011
13
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Financial Highlights

	Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,			Period Ended January 31, 2019(1)
			2022	2021		2020
Net asset value — Beginning of period	$ 9.330	$10.350	$ 10.620	$ 9.840	$10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.205	$ 0.444	$ 0.476	$ 0.526	$ 0.286
Net realized and unrealized gain (loss)	(1.936)	(0.947)	(0.229)	0.956	(0.151)
Total income (loss) from operations	$(1.731)	$ (0.503)	$ 0.247	$ 1.482	$ 0.135
Less Distributions
From net investment income	$ (0.259)	$ (0.445)	$ (0.517)	$ (0.577)	$ (0.219)
From net realized gain	—	—	—	(0.125)	(0.076)
Tax return of capital	—	(0.072)	—	—	—
Total distributions	$(0.259)	$ (0.517)	$ (0.517)	$ (0.702)	$ (0.295)
Net asset value — End of period	$ 7.340	$ 9.330	$10.350	$10.620	$ 9.840
Total Return(3)(4)	(18.69)% (5)	(5.03)%	2.81%	15.57%	1.34% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,566	$ 8,304	$ 8,823	$ 8,530	$ 7,878
Ratios (as a percentage of average daily net assets):
Expenses (4)	0.86% (6)(7)(8)	0.87% (8)	0.86% (8)	0.85%	0.85% (6)
Net investment income	5.21% (6)	4.45%	4.88%	5.12%	3.92% (6)
Portfolio Turnover	59% (5)	176%	220%	187%	82% (5)
(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 1.63%, 1.63%, 2.23%, 1.88% and 2.24% of average daily net assets for the six months ended July 31, 2022, the years ended January 31, 2022, 2021, 2020 and the period ended January 31, 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(8)	Includes interest expense of 0.01%, 0.02% and 0.01% for the six months ended July 31, 2022 and the years ended January 31, 2022 and 2021, respectively.
14
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
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Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same
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Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended July 31, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At January 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $260,771 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2022, $260,771 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 7,112,908
Gross unrealized appreciation	$ 84,972
Gross unrealized depreciation	(1,052,617)
Net unrealized depreciation	$ (967,645)
17

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the six months ended July 31, 2022, the investment adviser and administration fee amounted to $23,019 or 0.65% (annualized) of the Fund’s average daily net assets.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser and administration fee paid was reduced by $85 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2023. Pursuant to this agreement, EVM was allocated $57,552 of the Fund’s operating expenses for the six months ended July 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2022, EVM earned $145 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $4,729,563 and $3,535,826, respectively, for the six months ended July 31, 2022.
18

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Sales	102,064	$ 840,070	235,538	$ 2,362,415
Issued to shareholders electing to receive payments of distributions in Fund shares	3,188	24,879	3,297	32,445
Redemptions	(100,704)	(824,402)	(200,972)	(2,035,688)
Net increase	4,548	$ 40,547	37,863	$ 359,172
At July 31, 2022, EVM owned 89.4% of the outstanding shares of the Fund.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2022 is included in the Portfolio of Investments. At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $16,971. At July 31, 2022, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or
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Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2022 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$ 35,684	$ 31,014*	$ 66,698
Receivable for open forward foreign currency exchange contracts	—	828	—	828
Total Asset Derivatives	$ —	$36,512	$ 31,014	$ 67,526
Derivatives not subject to master netting or similar agreements	$ —	$35,684	$ 31,014	$ 66,698
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 828	$ —	$ 828
Accumulated loss	$ (9,418)*	$ —	$ (32,825)*	$ (42,243)
Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(16,971)	—	—	(16,971)
Total Liability Derivatives	$(26,389)	$ —	$(32,825)	$(59,214)
Derivatives not subject to master netting or similar agreements	$ (9,418)	$ —	$(32,825)	$(42,243)
Total Liability Derivatives subject to master netting or similar agreements	$(16,971)	$ —	$ —	$(16,971)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$828	$ —	$ —	$ —	$828

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(16,971)	$ —	$ —	$ —	$(16,971)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
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Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended July 31, 2022 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ (208,748)	$ (208,748)
Swap contracts	3,018	—	—	3,018
Forward foreign currency exchange contracts	—	58,333	—	58,333
Total	$ 3,018	$58,333	$(208,748)	$(147,397)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 1,355	$ 1,355
Swap contracts	(3,783)	—	—	(3,783)
Forward foreign currency exchange contracts	—	30,005	—	30,005
Total	$(3,783)	$30,005	$ 1,355	$ 27,577
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended July 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$2,216,000	$1,402,000	$1,547,000	$686,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
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Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds
At July 31, 2022, the value of the Fund's investment in affiliated funds was $188,295, which represents 2.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,448,547	$2,506,931	$(3,955,385)	$ (93)	$ —	$ —	$ 278	—
Liquidity Fund	—	1,761,279	(1,572,984)	—	—	188,295	573	188,295
Total				$ (93)	$ —	$188,295	$851
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 815,283	$ —	$ 815,283
Sovereign Government Bonds	—	4,515,787	—	4,515,787
Sovereign Loans	—	602,906	—	602,906
Short-Term Investments	188,295	—	—	188,295
Total Investments	$ 188,295	$ 5,933,976	$ —	$ 6,122,271
Forward Foreign Currency Exchange Contracts	$ —	$ 36,512	$ —	$ 36,512
Futures Contracts	31,014	—	—	31,014
Total	$ 219,309	$ 5,970,488	$ —	$ 6,189,797
Liability Description
Futures Contracts	$ (32,825)	$ —	$ —	$ (32,825)
Swap Contracts	—	(26,389)	—	(26,389)
Total	$ (32,825)	$ (26,389)	$ —	$ (59,214)
22

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1  Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
24

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Emerging Markets Debt (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
25

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade income instruments issued by emerging market entities or sovereign nations and derivative instruments, based on currencies, interest rates, or issues of emerging market countries. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one- and three-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
26

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
27

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Eaton Vance
Emerging Markets Debt Fund
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
29

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
30

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29947    7.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 16, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 16, 2022